UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust
BIF Arizona Municipal Money Fund
BIF California Municipal Money Fund
BIF Connecticut Municipal Money Fund
BIF Florida Municipal Money Fund
BIF Massachusetts Municipal Money Fund
BIF Michigan Municipal Money Fund
BIF New Jersey Municipal Money Fund
BIF New York Municipal Money Fund
BIF North Carolina Municipal Money Fund
BIF Ohio Municipal Money Fund
BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State
Municipal Series Trust, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2011

Date of reporting period: 09/30/2010

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)

BIF Multi-State Municipal Series Trust

BIF Arizona Municipal Money Fund

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Florida Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF Michigan Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF North Carolina Municipal Money Fund

BIF Ohio Municipal Money Fund

BIF Pennsylvania Municipal Money Fund

September 30, 2010

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued on its choppy course this year, delivering mixed economic data and gradual if uneven improvement of investor sentiment. The risks of a double-dip recession continue to recede, but the economy remains mired in a slow-growth environment. The major short-term ambiguities that kept market participants on the fence — the US financial reform bill, political uncertainty, European bank stress test results, and European sovereign funding — have all abated to some degree, allowing market conditions to regain some degree of normalcy and demonstrate growth.
In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009. Spanning December 2007 to June
2009, this marked the longest reported recession since the Great Depression. Structural problems of ongoing deleveraging and weak spending among busi-
nesses and households weigh heavily on the pace of economic growth. The Federal Reserve Board has made it clear that additional policy action will be needed to combat the slow pace of growth, high unemployment, and deflation risks.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as uncertainty driven by mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast, brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns — and for many markets, the first significant downturn since the bull market began in March 2009. As the end of the 12-month period drew near, economic data turned less negative and strong corporate earnings reports became increasingly consistent. These factors along with the anticipation of further quantitative easing drove equity markets higher in the third quarter, with most markets recapturing their second quarter losses and moving into positive territory year-to-date. International equities turned positive, posting gains on both a six- and 12-month basis. In the US, both large and small cap equities posted robust gains for the 12-month period; however large cap stocks remain negative on a six-month basis while small caps turned positive.

In fixed income markets, yields fluctuated but generally declined over the past 12 months amid heightened uncertainty. Weak economic data, lingering credit problems and, near the end of the period, the expectation of additional quantitative easing drove interest rates lower and bond prices higher. Treasuries rallied over the period, modestly outperforming the credit spread sectors of the market. Corporate credit spreads benefited from the low interest rate environment and high yield fixed income became increasingly attractive due to declining default rates and better-than-expected results on European bank stress tests. Tax-
exempt municipal bonds performed well over the 12-month period, driven primarily by technical factors including favorable supply-and-demand dynamics.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:
Total Returns as of September 30, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	(1.42)%	10.16%
US small cap equities (Russell 2000 Index)	0.25	13.35
International equities (MSCI Europe, Australasia, Far East Index)	0.20	3.27
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	13.20	10.23
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	6.05	8.16
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	5.51	5.81
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.55	18.24

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through peri-
ods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and invest-
ment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. We thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Information as of September 30, 2010

Current Seven-Day Yields

	7-Day	7-Day
	SEC Yields	Yields
BIF Arizona Municipal Money Fund	0.00%	0.00%
BIF California Municipal Money Fund	0.04%	0.04%
BIF Connecticut Municipal Money Fund	0.00%	0.00%
BIF Florida Municipal Money Fund	0.00%	0.00%
BIF Massachusetts Municipal Money Fund	0.00%	0.00%
BIF Michigan Municipal Money Fund	0.00%	0.00%
BIF New Jersey Municipal Money Fund	0.04%	0.04%
BIF New York Municipal Money Fund	0.00%	0.00%
BIF North Carolina Municipal Money Fund	0.00%	0.00%
BIF Ohio Municipal Money Fund	0.04%	0.04%
BIF Pennsylvania Municipal Money Fund	0.00%	0.00%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.
Past performance is not indicative of future results.

Portfolio Composition
Percent of
BIF Arizona Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	98%
Fixed Rate Notes	1
Other Assets Less Liabilities	1
Total	100%
Percent of
BIF Connecticut Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	85%
Fixed Rate Notes	15
Total	100%
Percent of
BIF Massachusetts Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	80%
Fixed Rate Notes	15
Put Bonds	3
Other Assets Less Liabilities	2
Total	100%
Percent of
BIF New Jersey Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	67%
Fixed Rate Notes	27
Tax-Exempt Commercial Paper	5
Other Assets Less Liabilities	1
Total	100%

Percent of
BIF California Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	71%
Fixed Rate Notes	18
Tax-Exempt Commercial Paper	7
Put Bonds	4
Total	100%
Percent of
BIF Florida Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	92%
Tax-Exempt Commercial Paper	4
Other Assets Less Liabilities	4
Total	100%
Percent of
BIF Michigan Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	75%
Fixed Rate Notes	14
Other Assets Less Liabilities	11
Total	100%
Percent of
BIF New York Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	82%
Fixed Rate Notes	15
Put Bonds	2
Tax-Exempt Commercial Paper	1
Total	100%

4 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Fund Information as of September 30, 2010 (concluded)

Portfolio Composition

Percent of
BIF North Carolina Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	87%
Fixed Rate Notes	15
Liabilities in Excess of Other Assets	(2)
Total	100%
Percent of
BIF Pennsylvania Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	91%
Fixed Rate Notes	7
Put Bonds	2
Tax-Exempt Commercial Paper	2
Liabilities in Excess of Other Assets	(2)
Total	100%

Percent of
BIF Ohio Municipal Money Fund	Net Assets
Variable Rate Demand Obligations	77%
Fixed Rate Notes	23
Total	100%

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2010 and held through September 30, 2010) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by
$1,000 and then multiply the result by the number for their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The second table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypo-
thetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the	Annualized
	April 1, 2010	September 30, 2010	Period[1]	Expense Ratio
Actual
BIF Arizona Municipal Money Fund	$1,000.00	$1,000.00	$2.16	0.43%
BIF California Municipal Money Fund	$1,000.00	$1,000.20	$1.70	0.34%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,000.00	$1.65	0.33%
BIF Florida Money Fund	$1,000.00	$1,000.00	$1.70	0.34%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,000.00	$1.75	0.35%
BIF Michigan Municipal Money Fund	$1,000.00	$1,000.00	$2.06	0.41%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,000.20	$1.91	0.38%
BIF New York Municipal Money Fund	$1,000.00	$1,000.00	$1.80	0.36%
BIF North Carolina Municipal Money Fund	$1,000.00	$1,000.00	$2.11	0.42%
BIF Ohio Municipal Money Fund	$1,000.00	$1,000.20	$1.96	0.39%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,000.00	$1.70	0.34%
Hypothetical (5% annual return before expenses)[2]
BIF Arizona Municipal Money Fund	$1,000.00	$1,022.94	$2.18	0.43%
BIF California Municipal Money Fund	$1,000.00	$1,023.40	$1.72	0.34%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,023.45	$1.67	0.33%
BIF Florida Money Fund	$1,000.00	$1,023.40	$1.72	0.34%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,023.35	$1.78	0.35%
BIF Michigan Municipal Money Fund	$1,000.00	$1,023.04	$2.08	0.41%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,023.19	$1.93	0.38%
BIF New York Municipal Money Fund	$1,000.00	$1,023.30	$1.83	0.36%
BIF North Carolina Municipal Money Fund	$1,000.00	$1,022.99	$2.13	0.42%
BIF Ohio Municipal Money Fund	$1,000.00	$1,023.14	$1.98	0.39%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,023.40	$1.72	0.34%

1 Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)

BIF Arizona Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 92.9%
Ak-Chin Indian Community, RB, VRDN
(Bank of America NA LOC), 0.32%, 10/07/10 (a)	$ 900	$ 900,000
Apache County IDA Arizona, RB, FLOATS, VRDN, Tucson
Electric Power, Series 83A (ABN Amro Bank NV LOC),
0.26%, 10/07/10 (a)(b)	1,200	1,200,000
Arizona Health Facilities Authority, BB&T Municipal Trust,
RB, FLOATS, VRDN, Series 2003 (Branch Banking & Trust
Liquidity Facility), 0.33%, 10/07/10 (a)(b)	600	600,000
Arizona Health Facilities Authority, RB, FLOATS, VRDN,
Series 1782 (Morgan Stanley Municipal Funding SBPA),
0.30%, 10/07/10 (a)(b)	300	300,000
Arizona Health Facilities Authority, Refunding RB,
VRDN, Banner Health, Series C (ScotiaBank LOC),
0.25%, 10/07/10 (a)	1,360	1,360,000
Arizona State University, Refunding RB, VRDN, Series B
(Lloyds TSB Bank Plc LOC), 0.23%, 10/07/10 (a)	4,465	4,465,000
Casa Grande IDA Arizona, RB, VRDN, Price Companies Inc.
Project, Series A, AMT (Bank of America NA LOC),
0.55%, 10/07/10 (a)	670	670,000
Central Arizona Water Conservation District, Refunding RB,
Central Arizona Project, Series A, 5.50%, 11/01/10	500	502,087
Chandler IDA Arizona, Deutsche Bank SPEARS/LIFERS
Trust, RB, SPEARS, VRDN, Series DBE-150, AMT
(Deutsche Bank AG Guaranty Agreement),
0.33%, 10/07/10 (a)(b)	2,000	2,000,000
Chandler IDA Arizona, RB, VRDN, Red Rock Stamping Co.
Project, AMT (KeyBank NA LOC), 0.56%, 10/07/10 (a)	955	955,000
City of Phoenix Arizona, BB&T Municipal Trust, GO, FLOATS,
VRDN, Series 2012, 0.29%, 10/07/10 (a)(b)	750	750,000
City of Tempe Arizona, RB, VRDN (Royal Bank of Canada
SBPA), 0.27%, 10/07/10 (a)	880	880,000
Maricopa County IDA Arizona, Refunding RB, VRDN, AMT
(Fannie Mae Credit Support) (a):
San Martin Apartments Project, Series A-1,
0.32%, 10/07/10	2,000	2,000,000
Villas Solanas Apartments, Series A, 0.34%, 10/07/10	1,700	1,700,000
Maricopa County IDA, Refunding RB, VRDN, Las Gardenias
Apartments, Series A, AMT (Fannie Mae Credit Support,
Fannie Mae Liquidity Facility), 0.32%, 10/07/10 (a)	440	440,000
Phoenix IDA Arizona, RB, VRDN, AMT (a):
Swift Aviation Services Inc. Project (US Bank NA LOC),
0.37%, 10/01/10	1,200	1,200,000
CenterTree, Series A (East West Bank LOC, Federal
Home Loan Bank LOC), 0.34%, 10/07/10	2,400	2,400,000
Leggett & Platt Inc. Project (Wells Fargo Bank NA LOC),
0.52%, 10/07/10	5,170	5,170,000

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
Pima County IDA, Refunding HRB, VRDN, Eastside
Apartments, Series B, AMT (Fannie Mae Credit Support),
0.38%, 10/07/10 (a)	$ 1,040	$ 1,040,000
Pinal County Electric District No. 3, RB, VRDN, Bank of
America, Series U-1 (Bank of America NA SBPA),
0.44%, 10/07/10 (a)(b)	500	500,000
Salt River Project Agricultural Improvement & Power
District, Barclays Capital Municipal Trust Receipts, RB,
FLOATS, VRDN, Series 9W, 0.31%, 10/07/10 (a)(b)(c)	2,050	2,050,000
Salt River Project Agricultural Improvement & Power
District, RB, VRDN, Eagle Tax-Exempt Trust, Series
2006-0141, Class A (Citibank NA Liquidity Facility),
0.30%, 10/07/10 (a)(b)	2,500	2,500,000
Scottsdale IDA Arizona, RB, VRDN, Limited Obligation,
Notre Dame School, Series A (Bank One NA LOC),
0.30%, 10/07/10 (a)	208	208,000
Tempe IDA Arizona, RB, VRDN, Friendship Village Project,
Series C (Banco Santander Puerto Rico LOC),
0.34%, 10/07/10 (a)	2,100	2,100,000
Tempe IDA, RB, VRDN, ASUF Brickyard Project, Series A
(Bank of America NA LOC), 0.32%, 10/07/10 (a)	1,270	1,270,000
Tucson IDA, RB, VRDN (Bank One Arizona NA LOC) (a):
Fluoresco Old Nogales Project, AMT, 0.80%, 10/07/10	1,875	1,875,000
United Way Capital Corp. Project, 0.60%, 10/07/10	2,700	2,700,000
Yavapai County IDA Arizona, Refunding RB, VRDN, Yavapai
Regional Medical Center, Series A (UBS AG LOC),
0.30%, 10/07/10 (a)	2,300	2,300,000
		44,035,087
Puerto Rico — 6.3%
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677
(Dexia Credit Local Guarantee Agreement and
Liquidity Facility), 0.49%, 10/07/10 (a)(b)	2,990	2,990,000
Total Investments (Cost — $47,025,087*) — 99.2%	$ 47,025,087
Other Assets Less Liabilities — 0.8%		362,853
Net Assets — 100.0%	$ 47,387,940

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the		EDRB	Economic Development Revenue Bonds	MSTR	Municipal Securities Trust Receipts
Schedules of Investments, the names and descriptions of		FLOATS	Floating Rate Securities	NPFGC	National Public Finance Guarantee Corp.
many of the securities have been abbreviated according		GO	General Obligation Bonds	PUTTERS	Puttable Tax-Exempt Receipts
to the following list:		HDA	Housing Development Authority	Q-SBLF	Qualified School Bond Loan Fund
AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency	RAN	Revenue Anticipation Notes
AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds	RB	Revenue Bonds
AMBAC	American Municipal Bond Assurance	HUD	U.S. Department of Housing and	ROCS	Reset Options Certificates
	Corp.		Urban Development	S/F	Single-Family
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority	SAN	State Aid Notes
BAN	Bond Anticipation Notes	IDRB	Industrial Development Revenue Bonds	SBPA	Stand-by Bond Purchase Agreement
BHAC	Berkshire Hathaway Assurance Corp.	LIFERS	Long Inverse Floating Exempt Receipts	SPEARS	Short Puttable Exempt Adjustable Receipts
COP	Certificates of Participation	LOC	Letter of Credit	TAN	Tax Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts	MERLOTS	Municipal Exempt Receipts Liquidity	TECP	Tax-Exempt Commercial Paper
EDA	Economic Development Authority		Optional Tenders	TRAN	Tax Revenue Anticipation Notes
EDC	Economic Development Corp.	MRB	Mortgage Revenue Bonds	VRDN	Variable Rate Demand Notes
See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments (concluded)

BIF Arizona Municipal Money Fund

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal Bonds[1]	—	$ 47,025,087	—	$ 47,025,087

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

8 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)

BIF California Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 96.4%
ABAG Finance Authority for Nonprofit Corps, RB, VRDN (a):
Acacia Creek at Union Project, Series A (Masonic
Homes of California Guaranty Agreement, Bank of
America NA SBPA), 0.28%, 10/01/10	$ 25,300	$ 25,300,000
Zoological Society of San Diego (Bank of America
NA LOC), 0.30%, 10/07/10	120	120,000
Berkeley Unified School District California, GO, TRAN,
1.75%, 11/23/10	8,900	8,917,296
California Alternative Energy Source Financing Authority,
RB, VRDN, GE Capital Corp., Arroyo, Series B, AMT,
0.29%, 10/07/10 (a)	21,180	21,180,000
California Education Notes Program, RB, Series A,
2.00%, 7/01/11	13,300	13,442,926
California Educational Facilities Authority, TECP,
0.40%, 3/23/11	11,400	11,400,000
California HFA, RB, ROCS, VRDN, Series II-R-11445, AMT,
0.35%, 10/07/10 (a)(b)	8,995	8,995,000
California HFA, Refunding RB, VRDN, Home Mortgage,
Series D, AMT (Fannie Mae Liquidity Facility, Freddie Mac
Liquidity Facility), 0.28%, 10/07/10 (a)	35,000	35,000,000
California Health Facilities Financing Authority, RB, VRDN,
Hospital, Adventist Health System, Series A (Wells Fargo
Bank NA LOC), 0.22%, 10/01/10 (a)	9,240	9,240,000
California Infrastructure & Economic Development Bank,
Refunding RB, VRDN (a):
Jewish Community Center (Bank of America NA LOC),
0.26%, 10/01/10	6,300	6,300,000
Pacific Gas & Electric, Series B (Wells Fargo
Bank NA LOC), 0.26%, 10/01/10	6,100	6,100,000
California Pollution Control Financing Authority, RB,
VRDN, AMT (a):
Burrtec Waste Group, Series A (US Bank NA LOC),
0.31%, 10/07/10	8,440	8,440,000
EDCO Disposal Corp. Project, Series A (Wells Fargo
Bank NA LOC), 0.31%, 10/07/10	7,835	7,835,000
South Tahoe Refuse Project, Series A (Union Bank of
California LOC), 0.36%, 10/07/10	5,395	5,395,000
California Pollution Control Financing Authority,
Refunding RB, VRDN, Pacific Gas & Electric, Series B,
AMT (JPMorgan Chase & Co. LOC), 0.29%, 10/01/10 (a)	15,800	15,800,000
California Rural Home Mortgage Finance Authority
Homebuyers Fund, Refunding RB, VRDN, Draw Down,
Mandatory Put Bonds, AMT, 0.51%, 10/01/10 (a)	5,988	5,987,500
California Rural Home Mortgage Finance Authority,
Refunding RB, ROCS, VRDN, Series II-R-11647, AMT
(Fannie Mae, Freddie Mac, Ginnie Mae and Citibank NA
Liquidity Facility), 0.36%, 10/07/10 (a)(b)(c)	2,825	2,825,000
California School Cash Reserve Program Authority, RB:
Senior Series A, 2.00%, 3/01/11	7,960	8,001,277
Senior Series B, 2.00%, 6/01/11	6,000	6,043,702
Series B, 2.50%, 12/30/10	9,835	9,873,879
Series C, 2.00%, 3/01/11	4,700	4,727,312
Series D, 2.00%, 3/01/11	9,500	9,549,262
Series E, 2.50%, 12/30/10	16,050	16,113,448
Series F, 2.00%, 6/01/11	5,200	5,246,586
Series I, 2.50%, 2/01/11	6,985	7,025,832
California State Department of Veterans Affairs, RB, ROCS,
VRDN, Series II-R-11444, AMT, 0.35%, 10/07/10 (a)(b)	8,605	8,605,000
California State Department of Water Resources, RB,
VRDN, Series C-13 (AGM Insurance, Dexia Credit
Local SBPA), 0.33%, 10/07/10 (a)	6,950	6,950,000

	Par
Municipal Bonds	(000)	Value
California (continued)
California State Enterprise Development Authority, RB,
VRDN, Evapco Project, AMT (Manufacturers &
Traders LOC), 0.38%, 10/07/10 (a)	$ 5,775	$ 5,775,000
California Statewide Communities Development Authority,
HRB, VRDN, AMT (Fannie Mae) (a):
2nd Street Senior Apartments, Series TT,
0.34%, 10/07/10	2,255	2,255,000
Greentree Senior Apartments Project, Series P,
0.30%, 10/07/10	7,350	7,350,000
Hallmark House Apartments, Series ZZ,
0.32%, 10/07/10	6,420	6,420,000
Oakmont of Alameda, Series WW, 0.31%, 10/07/10	12,680	12,680,000
California Statewide Communities Development
Authority, RB:
Butte County, Series A-1, 2.00%, 6/30/11	4,570	4,618,225
FLOATS, VRDN, Series 29G’ AMT (Goldman
Sachs Special Situations Liquidity Facility),
0.35%, 11/24/10 (a)(b)	5,800	5,800,000
VRDN, PUTTERS, Series 1358, AMT (JPMorgan
Chase & Co. LOC), 0.38%, 10/07/10 (a)(b)	27,420	27,420,000
VRDN, Westgate Pasadena Apartments, Series G AMT
(Bank of America NA LOC), 0.32%, 10/07/10 (a)	55,250	55,250,000
California Statewide Communities Development Authority,
Refunding RB, PUTTERS, VRDN, Series 2680 (JPMorgan
Chase Bank LOC), 0.40%, 10/07/10 (a)(b)	16,700	16,700,000
City of Big Bear Lake California, RB, VRDN, Southwest
Gas Corp. Project, Series A, AMT (KBC Bank NV LOC),
0.30%, 10/07/10 (a)	5,400	5,400,000
City of Carlsbad California, RB, VRDN, The Greens
Apartments, Series A, AMT (Citibank NA LOC),
0.33%, 10/07/10 (a)	13,915	13,915,000
City of Loma Linda California, Refunding HRB,
VRDN, Loma Linda Springs, AMT (Fannie Mae),
0.30%, 10/07/10 (a)	19,430	19,430,000
City of Long Beach California, GO, TRAN,
2.00%, 9/30/11 (d)	6,255	6,355,643
City of Los Angeles California, GO, TRAN, 2.00%, 4/21/11	3,800	3,829,431
City of San Jose California, Deutsche Bank SPEARS/
LIFERS Trust, Refunding RB, SPEARS, VRDN, AMT
(AMBAC) (a)(b):
Series DB-480, 0.31%, 10/07/10	9,880	9,880,000
Series DB-484, 0.31%, 10/07/10	20,850	20,850,000
Series DBE-544, 0.31%, 10/07/10	8,930	8,930,000
City of San Jose California, RB, VRDN, Carlton, Series A,
AMT (Fannie Mae), 0.30%, 10/07/10 (a)	12,000	12,000,000
City of San Jose California, Refunding RB, VRDN, Almaden
Lake Village Apartment, Series A, AMT (Fannie Mae),
0.38%, 10/07/10 (a)	2,000	2,000,000
City of San Jose California, TECP, 0.34%, 10/07/10	20,096	20,096,000
City of Santa Rosa California, RB, VRDN, Crossings at
Santa Rosa, Series A, AMT (Citibank NA LOC),
0.33%, 10/07/10 (a)	2,040	2,040,000
City of Torrance California, RB, VRDN, Torrance Memorial
Medical Center, Series B (Citibank NA LOC),
0.25%, 10/07/10 (a)	7,800	7,800,000
City of Torrance California, Refunding RB, VRDN, Torrance
Memorial Medical Center, Series C (JPMorgan Chase
Bank LOC), 0.25%, 10/07/10 (a)	7,800	7,800,000
County of Contra Costa California, RB, VRDN, Pleasant Hill
Bart Transit, Series A, AMT (Bank of America NA LOC),
0.32%, 10/07/10 (a)	31,200	31,200,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments (continued)

BIF California Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
County of Los Angeles California, RB, ROCS, VRDN,
Series II-R-13101CE (Citibank NA Liquidity Facility),
0.32%, 10/07/10 (a)(b)(c)	$ 15,400	$ 15,400,000
County of Riverside California, GO, TRAN:
Series A, 2.00%, 3/31/11	7,300	7,357,086
Series B, 2.00%, 6/30/11	12,200	12,331,577
County of Sacramento California, Deutsche Bank SPEARS/
LIFERS Trust, RB, SPEARS, VRDN, Series DB-646, AMT,
0.31%, 10/07/10 (a)(b)	71,140	71,140,000
County of Santa Clara California, RB, FLOATS, VRDN,
Series 123G, AMT (Goldman Sachs Special Situations
Liquidity Facility), 0.35%, 11/20/10 (a)(b)	12,300	12,300,000
East Bay Municipal Utility District, Refunding RB,
VRDN, Sub-Series A-1, Mandatory Put Bonds,
0.30%, 10/07/10 (a)	38,795	38,795,000
East Bay Municipal Utility District, TECP:
0.43%, 10/07/10	16,200	16,200,000
0.38%, 11/09/10	11,000	11,000,000
0.40%, 11/09/10	4,100	4,100,000
0.40%, 12/08/10	23,000	23,000,000
East Bay Water Utility District, TECP, 0.40%, 10/19/10	13,500	13,500,000
El Dorado Irrigation District & El Dorado Water Agency
California, COP, Refunding, VRDN, Series A (Dexia Credit
Local LOC), 0.29%, 10/07/10 (a)	24,605	24,605,000
Golden State Tobacco Securitization Corp. California,
Refunding RB, FLOATS, VRDN, Series 2040 (Morgan
Stanley Municipal Funding Guarantee Agreement and
Liquidity Facility), 0.37%, 10/07/10 (a)(b)	10,000	10,000,000
Los Angeles County California Schools Pooled Financing,
RB, TRAN, Series F1, 2.00%, 2/28/11	9,100	9,135,220
Los Angeles Department of Water & Power, Refunding RB,
FLOATS, VRDN, Series 1103, 0.31%, 10/07/10 (a)(b)	3,280	3,280,000
Los Angeles Unified School District California,
COP, Refunding, Multiple Properties, Series A,
1.00%, 12/01/10	5,505	5,509,942
Los Angeles Unified School District California, GO, TRAN,
Series A, 2.00%, 6/30/11	15,200	15,350,138
Metropolitan Water District of Southern California, RB,
VRDN, Series C-2 (Lloyds TSB Bank Plc SBPA),
0.28%, 10/01/10 (a)	4,600	4,600,000
Modesto Irrigation District Financing Authority, RB, MSTR,
VRDN, Series SGC 44, Class A (NPFGC Insurance,
Societe Generale LOC), 0.30%, 10/07/10 (a)(b)	11,300	11,300,000
Mount Diablo Unified School District California, GO, TRAN,
2.00%, 10/01/10	9,400	9,400,393
Orange County Sanitation District, COP, FLOATS, VRDN,
Series 2928 (Morgan Stanley Bank Liquidity Facility),
0.32%, 10/07/10 (a)(b)	5,885	5,885,000
Pittsburg Unified School District, GO, TAN, 2.00%, 2/01/11	7,100	7,126,289
Riverside County IDA California, RB, VRDN, Universal
Forest Products Project, AMT (JPMorgan Chase
Bank LOC), 0.42%, 10/07/10 (a)	3,300	3,300,000
Sacramento Housing Authority, HRB, VRDN, Greenfair
Apartments, Series G, AMT (Citibank NA LOC),
0.32%, 10/07/10 (a)	10,700	10,700,000
San Diego County/San Diego County School Districts,
RB, TRAN:
Series B-1, 2.00%, 1/31/11	3,000	3,012,708
Series B-2, 2.00%, 4/29/11	15,200	15,295,897

	Par
Municipal Bonds	(000)	Value
California (concluded)
San Diego Housing Authority California, RB, VRDN,
Studio 15, Series B, AMT (Citibank NA LOC),
0.32%, 10/07/10 (a)	$ 1,725	$ 1,725,000
San Diego Unified School District California, GO, TRAN,
Series A, 2.00%, 6/30/11	13,500	13,643,430
San Francisco City & County Redevelopment Agency,
Refunding HRB, VRDN, Fillmore Center, Series B-2, AMT
(Freddie Mac), 0.30%, 10/07/10 (a)	6,750	6,750,000
Santa Barbara County Schools Financing Authority, RB,
TRAN, 2.00%, 6/30/11	5,100	5,155,004
State of California, GO, VRDN (a):
FLOATS, Series 2178, 0.35%, 10/07/10 (b)	21,567	21,567,000
FLOATS, Series 2661, 0.35%, 10/07/10 (b)	31,890	31,889,500
FLOATS, Series 2813, 0.37%, 10/07/10 (b)	5,200	5,200,000
FLOATS, Series DCL-010 (AGM Insurance, Dexia
Credit Local LOC, Dexia Credit Local Liquidity Facility),
0.40%, 10/07/10 (b)	36,295	36,295,000
Kindergarten, Series A3 (State Street Bank & Co. LOC,
California State Teachers’ Retirement System LOC),
0.27%, 10/01/10	23,400	23,400,000
MSTR, Series SGC 6, Class A (Societe Generale
Guarantee Agreement and Liquidity Facility),
0.30%, 10/07/10 (b)	20,000	20,000,000
ROCS, Series II-R-622PB (BHAC Insurance, PB Capital
Corp. Liquidity Facility), 0.33%, 10/07/10 (b)	2,425	2,425,000
		1,121,882,503
Puerto Rico — 3.7%
Commonwealth of Puerto Rico, GO, PUTTERS, VRDN,
Series 204 (AGC), 0.40%, 10/07/10 (a)(b)	7,060	7,060,000
Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series C5 (AGM Insurance, Dexia
Credit Local SBPA), 0.30%, 10/07/10 (a)	36,500	36,500,000
		43,560,000
Total Investments (Cost — $1,165,442,503*) — 100.1%		1,165,442,503
Liabilities in Excess of Other Assets — (0.1)%		(1,731,649)
Net Assets — 100.0%	$1,163,710,854

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Appreciation
Counterparty	Value	(Depreciation)
Morgan Stanley Capital Services, Inc.	$ 6,355,643	—

See Notes to Financial Statements.

10 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments (concluded)

BIF California Municipal Money Fund

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2010 in deter-
mining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal Bonds[1]	—	$1,165,442,503	—	$1,165,442,503

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)

BIF Connecticut Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut — 96.6%
City of Danbury Connecticut, GO, BAN, 1.50%, 7/28/11	$ 10,000	$ 10,097,825
Connecticut Housing Finance Authority, HRB, VRDN,
CIL Realty Inc. (HSBC Bank USA NA LOC),
0.27%, 10/07/10 (a)	1,550	1,550,000
Connecticut Housing Finance Authority, RB, VRDN, AMT (a):
Housing Mortgage Finance Program, Series E-4
(Federal Home Loan Bank Boston SBPA),
0.29%, 10/07/10	8,555	8,555,000
MSG Mortgage Financial, Series D (Federal Home
Loan Bank Boston SBPA), 0.32%, 10/07/10	7,299	7,299,000
ROCS, Series II-R-402, 0.36%, 10/07/10 (b)	1,445	1,445,000
Connecticut Housing Finance Authority, Refunding RB,
VRDN, AMT (a):
Housing Mortgage Finance Program, Series A-3
(Federal Home Loan Bank Boston SBPA),
0.29%, 10/07/10	655	655,000
Sub-Series B-4 (Federal Home Loan Bank
Boston SBPA), 0.36%, 10/07/10	11,300	11,300,000
Connecticut State Development Authority, RB,
VRDN, AMT (a):
Cheshire (Bank of New York LOC), 0.55%, 10/07/10	1,345	1,345,000
Reflexite Corp. Project, Series A (Fleet National
Bank LOC), 0.55%, 10/07/10	610	610,000
Reflexite Corp. Project, Series B (Fleet National
Bank LOC), 0.55%, 10/07/10	700	700,000
Solid Waste Project, Rand/Whitney (Bank of
Montreal LOC), 0.26%, 10/07/10	11,435	11,435,000
Connecticut State Health & Educational Facility
Authority, Austin Trust, RB, VRDN, Certificates,
Bank of America (a)(b):
Series 2008-352 (Bank of America NA LOC,
Bank of America NA SBPA), 0.37%, 10/07/10	35,040	35,040,000
Series 2008-1080, 0.32%, 10/07/10	2,636	2,636,000
Connecticut State Health & Educational Facility Authority,
RB, VRDN (a):
Avon Old Farms School, Series A (Fleet National
Bank LOC), 0.29%, 10/07/10	3,090	3,090,000
Greater Hartford YMCA, Series B (Bank of
America NA LOC), 0.25%, 10/01/10	1,500	1,500,000
Greenwich Adult Day Care, Series A (JPMorgan
Chase & Co. LOC), 0.33%, 10/07/10	3,250	3,250,000
Greenwich Family YMCA, Series A (JPMorgan
Chase & Co. LOC), 0.33%, 10/07/10	5,725	5,725,000
Hartford Hospital, Series B (Fleet National Bank LOC),
0.25%, 10/07/10	5,000	5,000,000
Hotchkiss School, Series A (Northern Trust Co. SBPA),
0.26%, 10/07/10	13,000	13,000,000
Masonicare, Series D (Wells Fargo Bank NA LOC),
0.28%, 10/01/10	9,560	9,560,000
Whitby School, Series A (JPMorgan Chase Bank LOC),
0.30%, 10/07/10	2,075	2,075,000
Yale University, Series V-1, 0.22%, 10/01/10	10,425	10,425,000
Yale University, Series V-2, 0.22%, 10/01/10	5,260	5,260,000
Yale University, Series Y-3, 0.22%, 10/01/10	6,600	6,600,000

	Par
Municipal Bonds	(000)	Value
Connecticut (concluded)
Connecticut State Health & Educational Facility Authority,
Refunding RB, VRDN (a):
Danbury Hospital, Series J (Wells Fargo
Bank NA LOC), 0.27%, 10/07/10	$ 3,830	$ 3,830,000
FLOATS, Series 1884 (AGM Insurance,
Wells Fargo & Co. SBPA), 0.29%, 10/07/10 (b)	11,100	11,100,000
Greenwich Hospital, Series C (Bank of
America NA LOC), 0.24%, 10/07/10	4,000	4,000,000
Saint Joseph College, Series B (Sovereign Bank LOC,
Banco Santander SA LOC), 0.32%, 10/07/10	9,415	9,415,000
Wesleyan University, Series H, 0.27%, 10/07/10	5,000	5,000,000
Yale-New Haven Hospital, Series K2 (JPMorgan
Chase Bank LOC), 0.23%, 10/07/10	3,325	3,325,000
Yale-New Haven Hospital, Series L2 (Bank of
America NA LOC), 0.24%, 10/07/10	14,600	14,600,000
Hartford Redevelopment Agency, Refunding HRB, VRDN,
Underwood Tower Project (AGM Insurance, Societe
Generale SBPA), 0.37%, 10/07/10 (a)	14,145	14,145,000
Regional School District No. 18, GO, Refunding, BAN,
1.50%, 1/14/11	10,000	10,031,800
State of Connecticut, GO, BAN, Series A, 2.00%, 5/19/11	7,250	7,320,895
State of Connecticut, GO, Refunding, FLOATS,
VRDN, Series 514 (Morgan Stanley Bank SBPA),
0.30%, 10/07/10 (a)(b)	10,000	10,000,000
State of Connecticut, GO, VRDN, Series A-1 (Dexia Credit
Local SBPA), 0.28%, 10/07/10 (a)	10,700	10,700,000
State of Connecticut, RB, VRDN, Second Lien,
Transportation Infrastructure, Series 1 (AGM Insurance,
Bank of America NA SBPA),
0.27%, 10/07/10 (a)	6,200	6,200,000
Town of Easton Connecticut, GO, BAN, 1.00%, 7/08/11	5,000	5,022,209
Town of New Milford Connecticut, GO, BAN,
1.50%, 7/26/11	8,250	8,325,369
Town of Watertown Connecticut, GO, BAN, 1.25%, 3/30/11	1,800	1,806,413
		282,974,511
Puerto Rico — 1.6%
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677
(Dexia Credit Local Guarantee Agreement and
Liquidity Facility), 0.49%, 10/07/10 (a)(b)	4,590	4,590,000
Total Investments (Cost — $287,564,511*) — 98.2%		287,564,511
Other Assets Less Liabilities — 1.8%		5,201,382
Net Assets — 100.0%	$ 292,765,893

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

12 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments (concluded)

BIF Connecticut Municipal Money Fund

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal Bonds[1]	—	$ 287,564,511	—	$ 287,564,511

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)

BIF Florida Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida — 96.4%
Alachua County Health Facilities Authority, RB, VRDN,
Oak Hammock University of Florida Project, Series A
(Bank of Scotland LOC), 0.31%, 10/01/10 (a)	$ 35	$ 35,000
Broward County Housing Finance Authority, RB, VRDN,
Sailboat Bend Artist Lofts, AMT (Citibank NA LOC),
0.34%, 10/07/10 (a)	750	750,000
City of Jacksonville Florida, Refunding RB, VRDN, Series B
(Wells Fargo Bank NA LOC), 0.30%, 10/07/10 (a)	180	180,000
City of Wauchula Florida, Refunding RB, VRDN, Hardee
County Center Project (JPMorgan Chase Bank LOC),
0.30%, 10/07/10 (a)	2,275	2,275,000
Collier County IDA, RB, VRDN, March Project, AMT
(Wells Fargo Bank NA LOC), 0.52%, 10/07/10 (a)	2,090	2,090,000
Collier County IDA, Refunding RB, VRDN, Allete Inc.
Project, AMT (Wells Fargo Bank NA LOC),
0.37%, 10/07/10 (a)	2,000	2,000,000
County of Hillsborough Florida, TECP, 0.29%, 10/14/10	3,200	3,200,000
County of Miami-Dade Florida, JPMorgan Chase PUTTERS/
DRIVERS Trust, RB, PUTTERS, VRDN, Series 3814
(AGM Insurance, JPMorgan Chase Bank Liquidity
Facility), 0.37%, 10/07/10 (a)(b)(c)	3,500	3,500,000
County of Palm Beach Florida, RB, VRDN, AMT (a):
FlightSafety Project, 0.33%, 10/07/10	17,895	17,895,000
Galaxy Aviation Airport (Citibank NA LOC),
0.42%, 10/07/10	1,145	1,145,000
Florida Housing Finance Corp., RB, VRDN, AMT (a):
Cutler Riverside Apartments (Freddie Mac Guaranty
Liquidity Facility), 0.33%, 10/07/10	3,800	3,800,000
ROCS, Series II-R-11209 (Citibank NA), Liquidity
Facility, 0.36%, 10/07/10 (b)	4,265	4,265,000
Hillsborough County Housing Finance Authority,
HRB, VRDN, Claymore Crossings Apartments, AMT
(Citibank NA LOC), 0.31%, 10/07/10 (a)	2,000	2,000,000
Jacksonville Housing Finance Authority, HRB,
VRDN, AMT (a):
Christine Cove Apartments (Federal Home Loan
Bank LOC), 0.31%, 10/07/10	1,480	1,480,000
Hartwood Apartments (Freddie Mac Guaranty
Liquidity Facility), 0.33%, 10/07/10	1,000	1,000,000
Jacksonville Port Authority, RB, VRDN, Mitsui OSK
Lines Ltd., AMT (Sumitomo Mitsui Banking LOC),
0.31%, 10/07/10 (a)	3,000	3,000,000
Lee Memorial Health System, RB, VRDN, Series B
(Bank of America NA LOC), 0.26%, 10/01/10 (a)	4,000	4,000,000
Miami-Dade County IDA, RB, VRDN, RAM Investments
of South Florida, Inc. Project, AMT (Wells Fargo
Bank NA LOC), 0.47%, 10/07/10 (a)	2,500	2,500,000
Miami-Dade County IDA, Refunding RB, VRDN, Florida
Power & Light Co. Project, AMT, 0.33%, 10/01/10 (a)	1,000	1,000,000
Multi-State, BB&T Municipal Trust, RB, FLOATS, VRDN
(Branch Banking & Trust LOC) (a):
Series 1020, 0.36%, 10/07/10	5,805	5,805,000
Series 1034, 0.36%, 10/07/10 (b)(c)	4,528	4,527,500

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Pasco County School Board, COP, Refunding,
VRDN, Series C (Bank of America NA LOC),
0.34%, 10/07/10 (a)	$ 1,900	$ 1,900,000
Pinellas County Health Facilities Authority, RB, VRDN,
Health System, BayCare Health, Series A2 (Northern
Trust Co. LOC), 0.30%, 10/07/10 (a)	4,000	4,000,000
Sunshine State Governmental Financing Commission,
RB, VRDN (Dexia Credit Local LOC) (a):
0.32%, 10/07/10	7,065	7,065,000
0.38%, 10/07/10	2,800	2,800,000
Total Investments (Cost — $82,212,500*) — 96.4%		82,212,500
Other Assets Less Liabilities — 3.6%		3,112,370
Net Assets — 100.0%	$ 85,324,870

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal Bonds[1]	—	$ 82,212,500	—	$ 82,212,500

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

14 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)

BIF Massachusetts Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 88.0%
Commonwealth of Massachusetts, BB&T Municipal Trust,
GO, Refunding, FLOATS, VRDN, Series 2005 (Branch
Banking & Trust SBPA), 0.30%, 10/07/10 (a)(b)	$ 1,650	$ 1,650,000
Commonwealth of Massachusetts, GO:
Consolidated Loan, Series C, 5.75%, 10/01/10 (c)	5,925	5,925,862
VRDN, Central Artery, Series B (State Street
Bank & Trust Co. SBPA), 0.27%, 10/01/10 (a)	1,000	1,000,000
VRDN, Consolidated Loan, Series A (Dexia Credit
Local SBPA), 0.32%, 10/01/10 (a)	5,600	5,600,000
Commonwealth of Massachusetts, Refunding RB, FLOATS,
VRDN, Series PT-3511 (Dexia Credit Local LOC, Dexia
Credit Local SBPA), 0.50%, 10/07/10 (a)(b)	14,960	14,960,000
Massachusetts Bay Transportation Authority,
Clipper Tax-Exempt Certificate Trust, RB, VRDN,
Series 2009-47 (State Street Bank & Trust Co. SBPA),
0.33%, 10/07/10 (a)(b)	5,000	5,000,000
Massachusetts Bay Transportation Authority, Refunding RB,
VRDN (a):
General Transportation System (Dexia Credit
Local SBPA), 0.27%, 10/07/10	8,000	8,000,000
Senior Series A, 0.39%, 1/26/11	5,000	5,000,000
Massachusetts Development Finance Agency, HRB, VRDN,
Avalon Acton Apartments, AMT (Fannie Mae SBPA),
0.36%, 10/07/10 (a)	7,000	7,000,000
Massachusetts Development Finance Agency, RB,
VRDN (a):
Cell Signaling Technology, AMT (Fleet National
Bank LOC), 0.55%, 10/07/10	400	400,000
Cleveland Motion Controls, AMT (KeyBank NA LOC),
0.56%, 10/07/10	2,160	2,160,000
Concord Foods Issue, AMT (Fleet National Bank LOC),
0.55%, 10/07/10	1,945	1,945,000
ISO New England Inc. (TD Bank NA LOC),
0.26%, 10/07/10	7,510	7,510,000
V&S Taunton Galvanizing, AMT (KeyBank NA LOC),
0.56%, 10/07/10	2,080	2,080,000
Massachusetts Development Finance Agency,
Refunding RB, VRDN (a):
FLOATS, College of Holy Cross, Series A (Bank of
America NA LOC), 0.24%, 10/01/10 (b)	3,000	3,000,000
Fessenden School (JPMorgan Chase Bank LOC),
0.30%, 10/07/10	6,990	6,990,000
Groton School (US Bank NA SBPA), 0.29%, 10/07/10	3,415	3,415,000
Institute for Development Disabilities (Sovereign
Bank LOC), 0.42%, 10/07/10	9,830	9,830,000
You Inc. (BankNorth NA LOC), 0.30%, 10/07/10	8,605	8,605,000
Massachusetts Health & Educational Facilities Authority,
Macon Trust, RB, VRDN Certificates, Bank of America,
Series 2007-310 (Bank of America NA LOC),
0.37%, 10/07/10 (a)(b)	4,945	4,945,000
Massachusetts Health & Educational Facilities Authority,
RB, VRDN, Amherst College, Series H, Mandatory Put
Bonds, 0.43%, 7/07/11 (a)	7,000	7,000,000
Massachusetts Health & Educational Facilities Authority,
Refunding RB, VRDN, Partners Healthcare System,
Series D-1, 0.26%, 10/01/10 (a)	8,700	8,700,000

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
Massachusetts Industrial Finance Agency, RB, AMT:
Multi-Mode Development, 225 Bodwell Project
(JPMorgan Chase Bank LOC), 0.55%, 10/07/10	$ 4,000	$ 4,000,000
Multi-Mode Development, OCT Co., Inc. Project
(Bank of America NA LOC), 0.55%, 10/07/10	2,800	2,800,000
VRDN, AFC Cable System Inc. Issue (Bank of
America NA LOC), 0.55%, 10/07/10 (a)	1,050	1,050,000
VRDN, Development, Garlock Printing Corp. (Fleet
National Bank LOC), 0.55%, 10/07/10 (a)	535	535,000
VRDN, E.L. Harvey & Sons Inc. (Fleet National
Bank LOC), 0.55%, 10/07/10 (a)	210	210,000
VRDN, Gem Group Inc. Issue (Bank of
America NA LOC), 0.55%, 10/07/10 (a)	1,260	1,260,000
Massachusetts Industrial Finance Agency, VRDN,
E.L. Harvey & Sons Inc. (Fleet National Bank LOC),
0.55%, 10/07/10 (a)	585	585,000
Massachusetts School Building Authority, RB (b):
PUTTERS, Series 1197 (JPMorgan Chase Bank SBPA),
0.33%, 10/07/10	7,140	7,140,000
ROCS, Series II-R-10411 (AGM Insurance,
Citibank NA SBPA), 0.30%, 10/07/10 (d)	6,800	6,800,000
Massachusetts State Turnpike Authority, Clipper
Tax-Exempt Certificate Trust, RB, VRDN,
Series 2009-74 (State Street Bank & Trust Co. SBPA),
0.30%, 10/07/10 (a)(b)	9,869	9,869,000
Massachusetts State Water Pollution Abatement, RB,
ROCS, VRDN, Series II-R-11537PB (PB Capital
Corp. SBPA), 0.33%, 10/07/10 (a)(b)	12,385	12,385,000
Massachusetts State Water Pollution Abatement,
Refunding RB, MSTR, VRDN, Series SGA 87 (Societe
General SBPA), 0.33%, 10/01/10 (a)	3,970	3,970,000
Massachusetts Water Resources Authority, Refunding RB,
Multi-Modal, General, Sub-Series C (Landesbank
Hessen-Thuringen LOC), 0.31%, 10/01/10 (a)	6,405	6,405,000
Town of Dartmouth Massachusetts, GO, Refunding, BAN,
1.50%, 2/25/11	4,260	4,278,260
		182,003,122
Puerto Rico — 9.9%
Commonwealth of Puerto Rico, Austin Trust, Refunding RB,
VRDN Certificates, Bank of America, Series 2008-355
(Bank of America NA LOC, Bank of America NA SBPA),
0.43%, 10/07/10 (a)(b)	2,800	2,800,000
Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series C5 (AGM Insurance, Dexia
Credit Local SBPA), 0.30%, 10/07/10 (a)	16,300	16,300,000
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677 (Dexia
Credit Local Guarantee Agreement and Liquidity
Facility), 0.49%, 10/07/10 (a)(b)	1,400	1,400,000
		20,500,000
Total Investments (Cost — $202,503,122*) — 97.9%		202,503,122
Other Assets Less Liabilities — 2.1%		4,370,042
Net Assets — 100.0%	$ 206,873,164

* Cost for federal income tax purposes.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments (concluded)

BIF Massachusetts Municipal Money Fund

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal Bonds[1]	—	$ 202,503,122	—	$ 202,503,122

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

16 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)

BIF Michigan Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan — 82.1%
Battle Creek Housing Corp. Michigan, HRB, VRDN, Series A
(Michigan National Bank LOC), 0.30%, 10/07/10 (a)	$ 660	$ 660,000
Berrien County EDC Michigan, EDRB, VRDN,
Arlington Corp. Project, AMT (Bank One NA LOC),
0.80%, 10/07/10 (a)	1,465	1,465,000
Chelsea Economic Development Corp. Michigan,
Refunding RB, VRDN, Silver Maples Obligor (Comerica
Bank LOC), 0.31%, 10/07/10 (a)	2,860	2,860,000
City of Rockford Michigan, RB, VRDN, Limited Obligation,
Alloy Exchange Project, AMT (Bank One NA LOC),
0.87%, 10/07/10 (a)	1,100	1,100,000
Detroit City School District, GO, FLOATS, VRDN,
Series DC8032 (AGM Insurance, Dexia Credit
Local LOC), 0.43%, 10/01/10 (a)(b)	1,485	1,485,000
Macomb County EDC, RB, VRDN, Aim Plastics Inc. Project,
AMT (Comerica Bank LOC), 0.45%, 10/07/10 (a)	905	905,000
Marquette County EDC Michigan, RB, VRDN, Pioneer
Labs Inc. Project, Series A, AMT (JPMorgan
Chase & Co. LOC), 0.55%, 10/07/10 (a)	400	400,000
Michigan Finance Authority, RB, SAN, Series D-1,
2.00%, 8/19/11	10,000	10,105,330
Michigan Higher Education Student Loan Authority,
RBC Municipal Products Inc. Trust, Refunding RB,
FLOATS, VRDN, Series L-24, AMT (Royal Bank of
Canada LOC), 0.35%, 10/07/10 (a)(b)	12,900	12,900,000
Michigan State HDA, HRB, VRDN, Limited Obligation,
Arbors, Series A, AMT (Federal Home Loan Bank LOC),
0.32%, 10/07/10 (a)	2,235	2,235,000
Michigan State HDA, RB, VRDN, Baldwin Villas Project,
AMT (Comerica Bank LOC), 0.45%, 10/07/10 (a)	2,400	2,400,000
Michigan State HDA, Refunding RB, VRDN, Series A, AMT
(JPMorgan Chase & Co. SBPA), 0.31%, 10/01/10 (a)	30	30,000
Michigan State Hospital Finance Authority, Refunding RB,
VRDN, Ascension Health Senior Credit,
0.24%, 10/07/10 (a)	5,700	5,700,000
Michigan Strategic Fund, RB, VRDN, AMT (a):
Alphi Manufacturing Inc. Project (Standard Federal
Bank LOC), 0.55%, 10/07/10	700	700,000
C&M Manufacturing Corp. Inc. Project (Bank One
Michigan LOC), 0.80%, 10/07/10	1,535	1,535,000
Golden Keys Development LLC Project (Bank
One NA LOC), 0.37%, 10/07/10	1,800	1,800,000
Limited Obligation, GNP Real Estate (Standard
Federal Bank LOC), 0.55%, 10/07/10	1,600	1,600,000
Merrill Tool Holding Co. Project, Series A (Lasalle
Bank NA LOC), 0.47%, 10/07/10	750	750,000
Merrill Tool Holding Co. Project, Series B (Lasalle
Bank NA LOC), 0.40%, 10/07/10	1,100	1,100,000
Packaging Direct Inc. Project (Lasalle Bank NA LOC),
0.40%, 10/07/10	1,215	1,215,000
Pioneer Labs Inc. Project (Bank One NA LOC),
0.35%, 10/07/10	300	300,000
Riverwalk Properties LLC Project (Comerica
Bank LOC), 0.45%, 10/07/10	1,600	1,600,000
Vector Investments Project (Bank of America NA LOC),
0.55%, 10/07/10	1,000	1,000,000

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Oakland County EDC Michigan, RB, VRDN, Schain
Mold & Engineering, AMT (Bank One Michigan LOC),
0.80%, 10/07/10 (a)	$ 1,800	$ 1,800,000
Oakland County EDC Michigan, Refunding RB, VRDN,
Pratt & Miller Engineering, AMT (Lasalle Bank NA LOC),
0.50%, 10/07/10 (a)	2,400	2,400,000
Saline Area Schools Michigan, GO, Refunding, VRDN
(Q-SBLF Insurance, Landesbank Hessen-Thuringen LOC),
0.32%, 10/07/10 (a)	1,630	1,630,000
		59,675,330
Puerto Rico — 6.9%
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677 (Dexia
Credit Local Guarantee Agreement and Liquidity
Facility), 0.49%, 10/07/10 (a)(b)	4,985	4,985,000
Total Investments (Cost — $64,660,330*) — 89.0%		64,660,330
Other Assets Less Liabilities — 11.0%		8,025,574
Net Assets — 100.0%	$ 72,685,904

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal Bonds[1]	—	$ 64,660,330	—	$ 64,660,330

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)

BIF New Jersey Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 96.7%
Bloomfield Parking Authority, RB, Project Notes (NPFGC),
1.00%, 2/02/11	$ 3,700	$ 3,703,269
Borough of Belmar New Jersey, GO, BAN, 1.25%, 4/29/11	4,100	4,110,814
Borough of Butler New Jersey, GO, BAN, 1.25%, 8/26/11	900	905,338
Borough of Chatham New Jersey, GO, BAN,
1.25%, 6/01/11 (a)	3,100	3,112,338
Borough of Chatham New Jersey, GO, Refunding, BAN,
1.50%, 10/01/10	3,137	3,137,430
Borough of Glen Rock New Jersey, GO, BAN,
1.00%, 1/21/11	6,000	6,010,170
Borough of Metuchen New Jersey, GO, BAN,
1.50%, 5/26/11	5,516	5,537,837
Borough of Palisades Park New Jersey, GO, BAN,
1.25%, 4/21/11	500	501,325
Borough of Upper Saddle River New Jersey, GO,
Refunding, BAN, 1.25%, 2/25/11	900	902,906
Borough of Watchung New Jersey, GO, BAN,
1.00%, 3/01/11	3,400	3,407,326
Camden County Improvement Authority, RB, VRDN,
Special (TD Bank NA LOC), 0.32%, 10/07/10 (b)	1,910	1,910,000
City of Burlington New Jersey, GO, BAN, 1.25%, 6/23/11	5,216	5,227,914
City of Cape May New Jersey, GO, BAN, 1.25%, 7/21/11	8,501	8,535,648
City of Margate City New Jersey, GO, BAN, 1.00%, 1/28/11	3,800	3,803,084
City of North Wildwood New Jersey, GO, BAN,
1.50%, 5/20/11	3,700	3,713,029
City of Ocean City New Jersey, GO, BAN, 1.25%, 3/11/11	4,100	4,112,847
Garden State Preservation Trust, RB, FLOATS, VRDN,
Series DCL 006 (AGM Insurance, Dexia Credit
Local LOC), 0.43%, 10/07/10 (b)(c)	17,040	17,040,000
Hudson County Improvement Authority, RB, FLOATS,
VRDN, Essential Purpose Pooled Government (Bank of
New York LOC), 0.34%, 10/07/10 (b)(c)	500	500,000
Hudson County Improvement Authority, Refunding RB,
County Guaranteed Pooled Notes, Series C-1,
1.25%, 1/19/11	5,500	5,509,459
Lower Township Municipal Utilities Authority, RB, Project
Notes, Series B, 2.00%, 9/23/11	2,700	2,738,187
New Jersey EDA, RB, VRDN (b):
Esarc Inc. Project (Wells Fargo Bank NA LOC),
0.40%, 10/07/10	2,350	2,350,000
FLOATS, Series 3008, 0.37%, 10/07/10 (c)(d)	20,995	20,995,000
Jewish Family Service (Wells Fargo Bank NA LOC),
0.40%, 10/07/10	825	825,000
MZR Real Estate LP Project, AMT (Wells Fargo
Bank NA LOC), 0.47%, 10/07/10	6,665	6,665,000
PB Tower & Metro Project, Series A, AMT (Wells Fargo
Bank NA LOC), 0.47%, 10/07/10	3,385	3,385,000
PB Tower & Metro Project, Series B, AMT (Wells Fargo
Bank NA LOC), 0.47%, 10/07/10	1,910	1,910,000
Urban League Project (Wells Fargo Bank NA LOC),
0.35%, 10/07/10	2,325	2,325,000
New Jersey EDA, Refunding RB, VRDN (b):
Jewish Community Metro West (Wells Fargo
Bank NA LOC), 0.40%, 10/07/10	5,400	5,400,000
Presbyterian Homes, Assisted Living, Series A
(TD Bank NA LOC), 0.25%, 10/07/10	3,055	3,055,000
Presbyterian Homes, Assisted Living, Series B
(TD Bank NA LOC), 0.22%, 10/07/10	3,200	3,200,000
School Facilities Construction, Series V-2 (Dexia
Credit Local LOC), 0.31%, 10/07/10	2,500	2,500,000
New Jersey EDA, TECP (Dexia Credit Local SBPA),
0.33%, 10/04/10	32,500	32,500,000

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Refunding RB,
VRDN, Centenary College, Series A (TD Bank NA LOC),
0.27%, 10/07/10 (b)	$ 7,455	$ 7,455,000
New Jersey Health Care Facilities Financing
Authority, RB, VRDN, Series A-4 (TD Bank NA LOC),
0.27%, 10/07/10 (b)	1,005	1,005,000
New Jersey State Higher Education Assistance Authority,
RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN,
AMT (Royal Bank of Canada LOC) (b)(c)(d):
Series L-35, 0.35%, 10/07/10	25,245	25,245,000
Series L-36, 0.35%, 10/07/10	16,200	16,200,000
New Jersey State Housing & Mortgage Finance Agency, RB,
VRDN, S/F Housing, AMT (Dexia Credit Local SBPA) (b):
Series Q, 0.37%, 10/07/10	59,505	59,505,000
Series R, 0.37%, 10/07/10	24,565	24,565,000
New Jersey State Housing & Mortgage Finance Agency,
Refunding RB, VRDN, AMT (b):
S/F Housing, Series O (Dexia Credit Local SBPA),
0.41%, 10/07/10	10,000	10,000,000
Series 3 (Dexia Credit Local LOC), 0.43%, 10/07/10	17,935	17,935,000
New Jersey State Housing & Mortgage Finance Agency,
Puttable Floating Option Tax-Exempt Receipts, RB,
FLOATS, VRDN, Series PT-4660 (Bank of America NA
Liquidity Facility), 0.38%, 10/07/10 (b)(c)(d)	4,445	4,445,000
New Jersey Transportation Trust Fund Authority,
Clipper Tax-Exempt Certificate Trust, RB, VRDN,
Series 2009-31 (State Street Bank & Trust Co. Liquidity
Facility), 0.30%, 10/07/10 (b)(c)(d)	59,315	59,315,000
New Jersey Transportation Trust Fund Authority, Deutsche
Bank SPEARS/LIFERS Trust, RB, SPEARS, VRDN,
Series DB-447 (AGM), 0.31%, 10/07/10 (b)(c)(d)	2,200	2,200,000
New Jersey Transportation Trust Fund Authority,
Refunding RB, FLOATS, VRDN, Series DCL-041
(AGM Insurance, Dexia Credit Local LOC),
0.43%, 10/07/10 (b)(c)(d)	11,005	11,005,000
Newark Housing Authority, BB&T Municipal Trust,
Refunding RB, FLOATS, VRDN, Series 2044 (BB&T LOC),
0.30%, 10/07/10 (b)(c)(d)	4,355	4,355,000
Port Authority of New York & New Jersey, Refunding RB,
FLOATS, VRDN, Series 766 (AGM Insurance, Morgan
Stanley Bank SBPA), 0.31%, 10/07/10 (b)(c)(d)	1,500	1,500,000
Port Authority of New York & New Jersey, JP Morgan
Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN,
AMT, PUTTERS (b)(c)(d):
Series 3176, 0.39%, 10/07/10	27,860	27,860,000
Series 3193, 0.39%, 10/07/10	12,995	12,995,000
Port Authority of New York & New Jersey, Refunding RB,
VRDN, AMT, Versatile Structure Obligation (b):
Series 1R (Bayerische Landesbank SBPA),
0.30%, 10/01/10	50,000	50,000,000
Series 4 (Landesbank Hessen-Thuringen SBPA),
0.28%, 10/01/10	20,900	20,900,000
Rutgers State University, Refunding RB, VRDN,
Series A (Landesbank Hessen-Thuringen SBPA),
0.24%, 10/01/10 (b)	8,000	8,000,000
State of New Jersey, JP Morgan Chase PUTTERS/
DRIVERS Trust, RB, PUTTERS, VRDN, Series 3808
(JPMorgan Chase & Co. Liquidity Facility),
0.30%, 10/01/10 (b)(c)(d)	2,400	2,400,000
Tobacco Settlement Financing Corp. New Jersey,
Refunding RB, FLOATS, VRDN, Series 2959
(Morgan Stanley Bank Liquidity Facility),
0.37%, 10/07/10 (b)(c)(d)	4,550	4,550,000
Town of Kearny New Jersey, GO, BAN, 1.50%, 6/29/11	6,925	6,937,695

See Notes to Financial Statements.

18 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments (concluded)

BIF New Jersey Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Town of Secaucus New Jersey, GO, BAN, 1.25%, 6/17/11	$ 4,505	$ 4,514,646
Township of Chester New Jersey, GO, BAN,
1.25%, 2/25/11	1,294	1,297,809
Township of Cinnaminson New Jersey, GO, BAN,
1.25%, 10/18/10	3,700	3,701,288
Township of Cranford New Jersey, GO, BAN,
1.00%, 2/04/11	5,559	5,569,668
Township of Edison New Jersey, GO, BAN, 1.00%, 9/02/11	5,260	5,270,102
Township of Freehold New Jersey, GO, BAN,
1.50%, 12/22/10	2,700	2,703,954
Township of Galloway New Jersey, GO, BAN,
1.00%, 9/07/11	8,700	8,716,921
Township of Livingston New Jersey, GO, BAN,
1.25%, 2/11/11	1,400	1,403,708
Township of Mahwah New Jersey, GO, BAN,
1.50%, 10/15/10	4,725	4,726,561
Township of Manchester New Jersey, GO, BAN,
1.00%, 10/29/10	5,500	5,500,953
Township of Montclair New Jersey, GO, BAN, Tax Appeal,
1.50%, 12/17/10	1,418	1,421,164
Township of Montclair New Jersey, GO, Refunding,
1.50%, 3/10/11	1,500	1,506,909
Township of Montclair New Jersey, GO, Temporary Notes,
1.50%, 12/17/10	14,930	14,965,256
Township of Plainsboro New Jersey, GO, BAN,
1.25%, 12/09/10	13,200	13,221,805
Township of Readington New Jersey, GO, BAN,
1.00%, 2/03/11	3,200	3,206,263
Township of Robbinsville New Jersey, GO, BAN,
1.00%, 1/12/11	8,379	8,389,917
Township of South Orange Village New Jersey, GO,
Refunding, BAN, Series A, 1.25%, 2/01/11	4,600	4,611,972
Township of Stafford New Jersey, GO, BAN,
1.25%, 12/01/10	5,200	5,205,346
Township of Union New Jersey, GO, BAN,
1.25%, 10/15/10	8,626	8,627,793
Township of Verona New Jersey, GO, BAN,
1.25%, 12/15/10	3,400	3,405,003
Township of West Orange New Jersey, GO, BAN,
1.00%, 10/26/10	4,305	4,306,157
		660,174,811
Puerto Rico — 2.4%
Commonwealth of Puerto Rico, Austin Trust, Refunding RB,
VRDN Certificates, Bank of America, Series 2008-355
(Bank of America NA LOC, Bank of America NA SBPA),
0.43%, 10/07/10 (b)(c)(d)	16,075	16,075,000
Total Investments (Cost — $676,249,811*) — 99.1%		676,249,811
Other Assets Less Liabilities — 0.9%		6,292,380
Net Assets — 100.0%	$ 682,542,191

* Cost for federal income tax purposes.
(a) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Appreciation
Counterparty	Value	(Depreciation)
Janney Montgomery	$ 3,112,338	—

(b) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the face value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal Bonds[1]	—	$ 676,249,811	—	$ 676,249,811

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)

BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 100.9%
Albany Industrial Development Agency, RB, VRDN,
Albany Medical Center Hospital, Series C (Bank of
America NA LOC), 0.30%, 10/07/10 (a)	$ 1,780	$ 1,780,000
Beekmantown Central School District, GO, BAN,
1.25%, 7/07/11	5,100	5,125,271
Bethlehem Central School District New York, GO, BAN,
1.25%, 10/15/10	4,926	4,927,057
Bronxville Union Free School District, GO, BAN,
1.25%, 9/23/11	3,645	3,671,670
Burnt Hills-Ballston Lake Central School District, GO,
Refunding, BAN, 1.50%, 6/29/11	4,200	4,226,497
Cattaraugus County Industrial Development Agency
New York, RB, VRDN, Gowanda Electronics Corp.,
Series A, AMT (KeyBank NA LOC), 0.56%, 10/07/10 (a)	1,465	1,465,000
City of Mount Vernon New York, GO, BAN, 1.25%, 7/15/11	7,300	7,329,722
City of New York New York, GO, Refunding, VRDN (a):
Fiscal 2008, Sub-Series J-11 (KBC Bank NV SBPA),
0.34%, 10/07/10	5,100	5,100,000
Sub-Series C-2 (Bayerische Landesbank LOC),
0.27%, 10/07/10	7,615	7,615,000
City of New York New York, GO, VRDN (a):
JP Morgan Chase PUTTERS/DRIVERS Trust, DRIVERS,
Series 3282, 0.30%, 10/07/10 (b)(c)	3,325	3,325,000
Series F-4 (Landesbank Hessen-Thuringen LOC),
0.25%, 10/07/10	29,660	29,660,000
Series F-5 (Bayerische Landesbank LOC),
0.27%, 10/07/10	11,675	11,675,000
Sub-Series H-1 (Bank of New York LOC),
0.27%, 10/01/10	20,000	20,000,000
Sub-Series L-4 (US Bank NA LOC), 0.26%, 10/01/10	4,700	4,700,000
Sub-Series L-6 (Wells Fargo Bank NA SBPA),
0.23%, 10/01/10	1,580	1,580,000
Copiague Union Free School District, GO, TAN,
1.50%, 6/30/11	7,640	7,694,514
County of Clinton New York, GO, Refunding, BAN,
1.25%, 7/15/11	4,925	4,945,052
East Rockaway Union Free School District, GO, Refunding,
TAN, 1.25%, 6/23/11	4,275	4,294,460
Erie County Industrial Development Agency, RB, VRDN,
Claddagh Commission Inc. Project (KeyBank NA LOC),
0.46%, 10/07/10 (a)	890	890,000
Guilderland Industrial Development Agency New York,
RB, VRDN, Multi-Mode, Western Turnpike, Series A
(KeyBank NA LOC), 0.46%, 10/07/10 (a)	1,860	1,860,000
Irvington Union Free School District, GO, TAN,
1.25%, 6/17/11	4,975	4,999,642
Levittown Union Free School District New York, GO, BAN,
1.25%, 7/15/11	5,195	5,223,530
Merrick Union Free School District, GO, TAN,
1.25%, 6/24/11	3,335	3,354,494
Metropolitan Transportation Authority, RB, RAN,
2.00%, 12/31/10	13,750	13,805,706
Monroe County Industrial Development Agency, IDRB,
VRDN, Klein Steel Service, AMT (M&T Bank LOC),
0.40%, 10/07/10 (a)(c)	7,140	7,140,000
Nassau County Industrial Development Agency, RB, VRDN,
Clinton Plaza Senior Housing Project, AMT (Fannie Mae),
0.44%, 10/07/10 (a)	13,250	13,250,000
New York City Housing Development Corp., MRB, VRDN,
Parkview II Apartments, Series A, AMT (Citibank NA LOC),
0.30%, 10/07/10 (a)	4,255	4,255,000

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Housing Development Corp., RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT
(Freddie Mac), 0.30%, 10/07/10	$ 10,900	$ 10,900,000
Brittany Development, Series A, AMT (Fannie Mae),
0.30%, 10/07/10	24,830	24,830,000
Elliott Chelsea Development, Series A
(Citibank NA LOC), 0.30%, 10/07/10	4,000	4,000,000
Lyric Development, Series A, AMT (Fannie Mae),
0.30%, 10/07/10	12,765	12,765,000
Series A, AMT (Fannie Mae), 0.30%, 10/07/10	35,400	35,400,000
Series A-1-B, AMT, 0.30%, 10/07/10	2,470	2,470,000
Series H-2-B, AMT (Bank of America NA SBPA),
0.31%, 10/01/10	17,310	17,310,000
Series M, Mandatory Put Bonds, 0.55%, 10/01/10	7,800	7,800,000
Series M, Mandatory Put Bonds, 0.48%, 9/30/11	11,075	11,075,000
Sierra Development, Series A, AMT (Fannie Mae),
0.30%, 10/07/10	14,065	14,065,000
Susans Court, Series A, AMT (Citibank NA LOC),
0.30%, 10/07/10	19,000	19,000,000
W. 43rd Street Development, Series A, AMT
(Fannie Mae), 0.30%, 10/07/10	19,400	19,400,000
New York City Housing Development Corp., Refunding RB,
VRDN, AMT (a):
ROCS, Series II-R-11699 (Citibank SBPA),
0.36%, 10/07/10 (b)(c)	6,485	6,485,000
Series I-2, Mandatory Put Bonds, 0.53%, 5/13/11	7,300	7,300,000
New York City Industrial Development Agency, RB, VRDN (a):
Air Express International Corp. Project, AMT
(Citibank NA LOC), 0.29%, 10/07/10	14,000	14,000,000
Heart Share Human Services, Series A
(HSBC Bank USA NA LOC), 0.26%, 10/07/10	3,810	3,810,000
New York City Industrial Development Agency,
Refunding RB, VRDN, Brooklyn Heights
(TD Bank NA LOC), 0.26%, 10/07/10 (a)	5,835	5,835,000
New York City Municipal Water Finance Authority, RB,
VRDN (a):
2nd General, Fiscal 2008, Series BB-1
(Fortis Bank SA SBPA), 0.24%, 10/01/10	5,700	5,700,000
2nd General, Fiscal 2008, Series BB-5 (Bank of
America NA SBPA), 0.23%, 10/01/10	5,200	5,200,000
Eagle Tax-Exempt Trust, Series 2009-0046, Class A
(Citibank SBPA), 0.30%, 10/07/10 (b)(c)	18,000	18,000,000
PUTTERS, Series 2559 (JPMorgan Chase Bank SBPA),
0.30%, 10/07/10 (b)	1,775	1,775,000
ROCS, Series II-R-9301 (Citibank SBPA),
0.30%, 10/07/10 (b)(c)	7,975	7,975,000
New York City Municipal Water Finance Authority,
Refunding RB, VRDN (a):
2nd General Resolution, Series AA-1 (State Street
Bank & Trust Co. and California State Teachers’
Retirement System SBPA), 0.26%, 10/01/10	4,770	4,770,000
Eagle Tax-Exempt Trust, Series 2009-0047, Class A
(Citibank NA SBPA), 0.30%, 10/07/10 (b)(c)	15,175	15,175,000
PUTTERS, Series 988 (JPMorgan Chase Bank SBPA),
0.30%, 10/07/10 (b)	1,265	1,265,000
New York City Transitional Finance Authority, RB, VRDN (a):
Future Tax Secured, Series A (JPMorgan Chase
Bank SBPA), 0.28%, 10/07/10	5,000	5,000,000
Future Tax Secured, Series C (Bayerische
Landesbank SBPA), 0.28%, 10/01/10	21,600	21,600,000
New York City Recovery, Series 3, Sub-Series 3F
(Royal Bank of Canada SBPA), 0.27%, 10/01/10	12,625	12,625,000
Sub-Series 2B (Dexia Credit Local SBPA),
0.34%, 10/07/10	17,720	17,720,000
Sub-Series 2C, 0.26%, 10/07/10	1,655	1,655,000
Sub-Series 2F (Bayerische Landesbank SBPA),
0.31%, 10/01/10	2,550	2,550,000

See Notes to Financial Statements.

20 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments (continued)

BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Transitional Finance Authority, Refunding RB,
Future Tax Secured, Series A, 5.25%, 11/01/10	$ 625	$ 627,581
New York Liberty Development Corp., BB&T Municipal
Trust, RB, FLOATS, VRDN, Series 2025 (Branch
Banking & Trust LOC), 0.29%, 10/07/10 (a)(b)	15,835	15,835,000
New York Mortgage Agency, MRB, VRDN, 37th Series, AMT
(Dexia Credit Local SBPA), 0.27%, 10/07/10 (a)	19,800	19,800,000
New York Mortgage Agency, RB, VRDN (a):
Homeowner Mortgage, Series 125, AMT (Dexia Credit
Local SBPA), 0.40%, 10/07/10	25,000	25,000,000
Homeowner Mortgage, Series 129, AMT (Dexia Credit
Local SBPA), 0.32%, 10/07/10	26,000	26,000,000
ROCS, Series II-R-11705, AMT (Citibank SBPA),
0.36%, 10/07/10 (b)(c)	6,450	6,450,000
ROCS, Series II-R-11707, AMT (Citibank SBPA),
0.36%, 10/07/10 (b)(c)	6,210	6,210,000
Series 147, AMT (Dexia Credit Local SBPA),
0.30%, 10/07/10	25,000	25,000,000
Series 159 (Bank of America NA SBPA),
0.24%, 10/07/10	14,000	14,000,000
New York Mortgage Agency, Refunding RB, ROCS, VRDN,
Series II-R-11701, AMT (Citibank NA SBPA),
0.33%, 10/07/10 (a)(b)(c)	6,335	6,335,000
New York State Dormitory Authority, RB:
JP Morgan Chase PUTTERS/DRIVERS Trust, PUTTERS,
VRDN, Series 3280 (JPMorgan Chase & Co. SBPA),
0.30%, 10/07/10 (a)(b)	3,325	3,325,000
Mental Health Services, Sub-Series D-2F (JPMorgan
Chase Bank SBPA), 0.34%, 10/07/10	20,675	20,675,000
VRDN, Eagle Tax-Exempt Trust, Series 2006-0164,
Class A (Citibank NA SBPA), 0.30%, 10/07/10 (a)(b)	4,700	4,700,000
VRDN, PUTTERS, Series 1955 (JPMorgan
Chase & Co. SBPA), 0.30%, 10/07/10 (a)(b)	5,325	5,325,000
New York State Dormitory Authority, Refunding RB,
VRDN (a):
City University, Consolidated 5th Series C (Bank of
America NA LOC), 0.31%, 10/07/10	4,000	4,000,000
Cornell University, Series B (JPMorgan
Chase & Co. SBPA), 0.27%, 10/07/10	20,000	20,000,000
ROCS, Series II-R-11560 (Citibank NA SBPA),
0.30%, 10/07/10 (b)	2,200	2,200,000
New York State Environmental Facilities Corp.,
Refunding RB, PUTTERS, VRDN, Series 2900 (JPMorgan
Chase & Co. SBPA), 0.30%, 10/07/10 (a)(b)	3,500	3,500,000
New York State HFA, HRB, VRDN, AMT (a):
363 West 30th Street, Series A (Freddie Mac),
0.30%, 10/07/10	12,150	12,150,000
Gethsemane Apartments, Series A (Fannie Mae),
0.29%, 10/07/10	12,000	12,000,000
Grace Towers, Series A (Freddie Mac),
0.30%, 10/07/10	4,975	4,975,000
Kew Gardens Hills, Series A (Fannie Mae),
0.30%, 10/07/10	5,600	5,600,000
New York State HFA, RB, VRDN, AMT (a):
80 DeKalb Avenue Apartments, Series A (Wachovia
Bank NA LOC), 0.30%, 10/07/10	7,850	7,850,000
240 E. 39th Street Housing, 0.30%, 10/07/10	29,100	29,100,000
360 West 43, Series A (Fannie Mae),
0.26%, 10/07/10	1,565	1,565,000
1500 Lexington Avenue, Series A (Fannie Mae),
0.29%, 10/07/10	4,400	4,400,000
Avalon Bowery Place II, Series A (Bank of
America NA LOC), 0.30%, 10/07/10	25,000	25,000,000

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York State HFA, RB, VRDN, AMT (a) (concluded):
West 33rd Street Housing, Series A (Fannie Mae),
0.30%, 10/07/10	$ 3,400	$ 3,400,000
Worth Street, Series A 12/18/03 (Fannie Mae),
0.26%, 10/07/10	4,500	4,500,000
Worth Street, Series A 12/18/03 (Fannie Mae),
0.26%, 10/07/10	9,100	9,100,000
New York State HFA, Refunding RB:
505 West 37th Street, Series B (Landesbank
Hessen-Thuringen LOC), 0.27%, 10/07/10	33,200	33,200,000
VRDN, Series M-2 (Bank of America NA LOC),
0.25%, 10/07/10 (a)	4,200	4,200,000
New York State Local Government Services Corp., RB,
VRDN, Series E (Landesbank Hessen-Thuringen LOC),
0.32%, 10/07/10 (a)	15,635	15,635,000
New York State Power Authority, TECP, 0.36%, 10/15/10	12,800	12,800,000
New York State Urban Development Corp., RB, PUTTERS,
VRDN, Series 2750 (JPMorgan Chase & Co. SBPA),
0.30%, 10/07/10 (a)(b)	5,000	5,000,000
North Colonie Central School District, GO, BAN,
1.25%, 5/27/11	3,620	3,637,683
Oneida County Industrial Development Agency New York,
RB, VRDN, Rome Properties LLC Project, AMT
(KeyBank NA LOC), 0.56%, 10/07/10 (a)	3,705	3,705,000
Onondaga County Industrial Development Agency
New York, RB, VRDN, G.A. Braun Inc. Project, AMT
(Manufacturers & Traders LOC), 0.37%, 10/07/10 (a)	9,530	9,530,000
Oswego County Industrial Development Agency New York,
RB, VRDN, OH Properties Inc. Project, Series A
(Manufacturers & Traders LOC), 0.40%, 10/07/10 (a)	1,430	1,430,000
Otsego County Industrial Development Agency New York,
RB, VRDN, Templeton Foundation Project, Series A
(KeyBank NA LOC), 0.46%, 10/07/10 (a)	2,590	2,590,000
Port Authority of New York & New Jersey, Refunding RB,
VRDN (a):
FLOATS, Series 766 (AGM Insurance, Morgan Stanley
Bank SBPA), 0.31%, 10/07/10 (b)	1,745	1,745,000
FLOATS, Series 2977, AMT (Morgan Stanley
Bank SBPA), 0.30%, 10/07/10 (b)(c)	14,000	14,000,000
PUTTERS, Series 2945, AMT (JPMorgan
Chase & Co. SBPA), 0.39%, 10/07/10 (b)	1,665	1,665,000
Versatile Structure Obligation, Series 1R, AMT
(Bayerische Landesbank SBPA), 0.30%, 10/01/10	2,400	2,400,000
Versatile Structure Obligation, Series 4, AMT
(Landesbank Hessen-Thuringen SBPA),
0.28%, 10/01/10	10,300	10,300,000
Poughkeepsie Industrial Development Agency,
Refunding RB, VRDN, Manor at Woodside Project, AMT
(JPMorgan Chase & Co. LOC), 0.36%, 10/07/10 (a)	5,570	5,570,000
Ramapo Housing Authority New York, RB, VRDN,
Fountainview College Road (Manufacturers & Traders
LOC), 0.37%, 10/07/10 (a)	70	70,000
Rensselaer County Industrial Development Agency
New York, RB, VRDN, The Sage Colleges Project, Series A
(Manufacturers & Traders LOC), 0.32%, 10/07/10 (a)	5,540	5,540,000
Rondout Valley Central School District Accord, GO, BAN,
1.25%, 6/15/11	10,600	10,644,656
Sachem Central School District, GO, TAN, 1.50%, 6/23/11	6,700	6,754,119
Scotia-Glenville Central School District, GO, BAN,
1.25%, 8/12/11	6,875	6,910,474
Town of Grand Island New York, GO, BAN,
1.25%, 10/21/10	5,785	5,786,717
Town of Ramapo New York, GO, BAN, 1.50%, 12/15/10	4,225	4,233,768
Town of Tonawanda New York, GO, BAN, 1.50%, 9/08/11	3,190	3,217,699

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments (concluded)

BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN,
General (a):
Sub-Series B-2 (Dexia Credit Local SBPA),
0.30%, 10/07/10	$ 75,915	$ 75,915,000
Sub-Series B-4 (Landesbank Baden-Wurttemberg
SBPA), 0.30%, 10/07/10	22,555	22,555,000
Village of Harrison New York, GO, BAN, 1.25%, 12/23/10	3,159	3,161,439
Village of Harrison New York, GO, Refunding, BAN,
1.00%, 3/17/11	10,813	10,828,201
Village of Tarrytown New York, GO, BAN, Series C,
1.25%, 11/12/10	12,600	12,611,073
West Genesee Central School District, GO, BAN,
1.00%, 11/01/10	4,000	4,001,385
Westhampton Beach Union Free School District, GO, TAN,
1.25%, 6/30/11	7,535	7,581,158
Yorktown Central School District, GO:
BAN, 2.00%, 10/01/10	1,880	1,880,056
TAN, 1.00%, 10/29/10	6,900	6,903,059
Total Investments (Cost — $1,165,971,683*) — 100.9%		1,165,971,683
Liabilities in Excess of Other Assets — (0.9)%		(10,018,015)
Net Assets — 100.0%	$1,155,953,668

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the face value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal Bonds[1]	—	$1,165,971,683	—	$1,165,971,683

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

22 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)

BIF North Carolina Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina — 91.8%
Alamance County Industrial Facilities & Pollution Control
Financing Authority North Carolina, IDRB, VRDN,
Millender Project, AMT (Wells Fargo Bank NA LOC),
0.47%, 10/07/10 (a)	$ 1,100	$ 1,100,000
City of Raleigh North Carolina, Refunding RB, VRDN,
0.40%, 4/28/11 (a)	2,415	2,415,000
Columbus County Water & Sewer District No. IV, GO, BAN,
1.00%, 10/13/10	2,238	2,238,395
County of Pender North Carolina, GO, BAN, Water,
1.25%, 7/06/11 (b)	1,000	1,005,180
Gaston County Industrial Facilities & Pollution Control
Financing Authority North Carolina, IDRB, VRDN,
Marlatex Corp. Project, AMT (Wells Fargo Bank NA LOC),
0.52%, 10/07/10 (a)	970	970,000
Guilford County Industrial Facilities & Pollution Control
Financing Authority, IDRB, VRDN, National Sherman,
AMT (TD Bank NA LOC), 0.57%, 10/07/10 (a)	2,300	2,300,000
Lee County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, AMT (a):
Arden Corp. Project (Comerica Bank LOC),
0.45%, 10/07/10	2,550	2,550,000
Lee Central LLC Project (Wells Fargo Bank NA LOC),
0.47%, 10/07/10	2,360	2,360,000
Mecklenburg County North Carolina, GO, Refunding,
7 Month Windows, Series D, 0.40%, 4/28/11 (e)	7,375	7,375,000
North Carolina Agricultural Finance Authority, RB, VRDN,
Albemarle Cotton Growers, AMT (Wells Fargo
Bank NA LOC), 0.47%, 10/07/10 (a)	1,300	1,300,000
North Carolina Agricultural Finance Authority,
Refunding RB, VRDN, Harvey Fertilizer & Gas Project,
AMT (Wells Fargo Bank NA LOC), 0.52%, 10/07/10 (a)	1,310	1,310,000
North Carolina, BB&T Municipal Trust, RB, FLOATS, VRDN
(Branch Banking & Trust LOC) (a)(c):
Series 1008, 0.36%, 10/07/10	5,580	5,580,000
Series 1009, 0.36%, 10/07/10	4,515	4,515,000
Series 1011, 0.36%, 10/07/10	2,380	2,380,000
North Carolina Capital Facilities Finance Agency, RB,
VRDN, Safety Test & Equipment Project, Series A-2,
AMT (RBC Centura Bank LOC), 0.48%, 10/07/10 (a)	1,415	1,415,000
North Carolina HFA, RB, VRDN, AMT (a)(c)(d):
MERLOTS, Series B12 (Wells Fargo Bank NA SBPA),
0.34%, 10/07/10	1,740	1,740,000
ROCS, Series II-R-175 (Citibank NA SBPA),
0.36%, 10/07/10	210	210,000
North Carolina State Education Assistance Authority,
Refunding RB, VRDN, Student Loan, Series A-2, AMT
(Royal Bank of Canada LOC), 0.33%, 10/07/10 (a)	1,100	1,100,000
Piedmont Triad Airport Authority North Carolina, RB,
VRDN, Cessna Aircraft Co. Project, AMT (Bank of
America NA LOC), 1.05%, 10/07/10 (a)	400	400,000
Town of Ahoskie North Carolina, GO, BAN, Wastewater,
1.00%, 11/17/10	5,500	5,503,609
Vance County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, HH Hunt
Manufacturing Facilities LLC Project, AMT (Wells Fargo
Bank NA LOC), 0.52%, 10/07/10 (a)	1,340	1,340,000
Wilson County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, Supreme/
Murphy Truck Project, AMT (Bank One Indiana NA LOC),
0.80%, 10/07/10 (a)	1,100	1,100,000

	Par
Municipal Bonds	(000)	Value
North Carolina (concluded)
Yancey County Industrial Facilities & Pollution Control
Financing Authority, RB, VRDN, Altec Industries Inc.
Project, AMT (Branch Banking & Trust LOC),
0.38%, 10/07/10 (a)	$ 4,000	$ 4,000,000
		54,207,184
Puerto Rico — 9.8%
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677 (Dexia
Credit Local Guarantee Agreement and Liquidity
Facility), 0.49%, 10/07/10 (a)(c)	5,780	5,780,000
Total Investments (Cost — $59,987,184*) — 101.6%		59,987,184
Liabilities in Excess of Other Assets — (1.6)%		(927,130)
Net Assets — 100.0%	$ 59,060,054

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Appreciation
Counterparty	Value	(Depreciation)
Robert C. Baird & Co.	$ 1,005,180	—

(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Variable rate security. Rate shown is as of report date.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal Bonds[1]	—	$ 59,987,184	—	$ 59,987,184

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)

BIF Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio — 97.3%
Akron Bath Copley Joint Township Hospital District,
Refunding RB, VRDN, Hospital Facilities, Summa
Health System, Series B (Bank One NA LOC),
0.27%, 10/07/10 (a)	$ 170	$ 170,000
American Municipal Power-Ohio Inc., Refunding RB,
VRDN, Combustion Turbine Project (KeyBank NA LOC),
0.36%, 10/07/10 (a)	1,700	1,700,000
Avon Local School District, GO, BAN, School Construction,
1.00%, 12/15/10	2,510	2,512,598
Butler Technology & Career Development School District,
GO, BAN, School Improvement, 1.50%, 3/17/11	3,600	3,614,814
City of Beachwood Ohio, GO, BAN, Various Purpose
Improvement, 1.50%, 8/11/11	2,100	2,115,296
City of Cleveland Ohio, Refunding RB, VRDN, Series Q
(Bank of America NA LOC), 0.32%, 10/07/10 (a)	1,700	1,700,000
City of Delaware Ohio, GO, BAN, Various Purpose,
1.25%, 4/27/11	2,000	2,007,510
City of Hilliard Ohio, GO, BAN, Various Purpose,
1.55%, 5/10/11	5,300	5,330,417
City of Independence Ohio, Refunding RB, VRDN,
Rockside Spectrum Building (US Bank NA LOC),
0.33%, 10/07/10 (a)	1,595	1,595,000
City of Kent Ohio, GO, BAN, Various Purpose,
1.50%, 10/14/10	850	850,161
City of Lancaster Ohio, GO, BAN, 1.75%, 10/14/10	700	700,132
City of Lebanon Ohio, GO, BAN, Water System
Improvement, 1.25%, 4/05/11	3,700	3,710,341
City of Lima Ohio, RB, VRDN, Facilities, Lima Memorial
Hospital Project (JPMorgan Chase Bank LOC),
0.30%, 10/07/10 (a)	6,800	6,800,000
City of Marysville Ohio, GO, Wastewater Treatment,
1.25%, 6/01/11	300	300,993
City of North Ridgeville Ohio, GO, BAN, 1.00%, 4/14/11	845	846,124
City of North Royalton Ohio, GO, BAN, Various Purpose,
1.25%, 2/23/11	2,000	2,005,168
City of Pickerington Ohio, GO, BAN, 1.25%, 2/03/11	5,662	5,676,581
City of Sharonville Ohio, GO, BAN, 1.25%, 7/14/11	3,740	3,754,578
City of Willoughby Ohio, GO, BAN, Various Purpose
Improvement, 1.25%, 10/07/11 (b)	800	806,048
City of Wooster Ohio, GO, BAN, 1.00%, 10/15/10	400	400,100
Columbus Regional Airport Authority, Refunding HRB,
VRDN, West Bay Apartments Project, AMT (Sovereign
Bank LOC), 0.34%, 10/07/10 (a)	8,320	8,320,000
County of Butler Ohio, GO, BAN, Various Purpose,
0.65%, 8/04/11	2,980	2,980,000
County of Butler Ohio, Refunding RB, VRDN, Lifesphere
Project (US Bank NA LOC), 0.27%, 10/07/10 (a)	6,400	6,400,000
County of Cuyahoga Ohio, HRB, VRDN, St. Vitus
Village Apartments Project (KeyBank NA LOC),
0.46%, 10/07/10 (a)	1,000	1,000,000
County of Cuyahoga Ohio, RB, VRDN (a):
Cleveland Clinic, Sub-Series B3 (Bank of
America NA SBPA), 0.29%, 10/01/10	1,400	1,400,000
Cleveland Hearing & Speech (KeyBank NA LOC),
0.47%, 10/07/10	2,690	2,690,000
Multi-Mode, Fairfax Development Corp.
(KeyBank NA LOC), 0.46%, 10/07/10	3,570	3,570,000
County of Franklin Ohio, RB, VRDN, Senior, St. George
Commons Apartments, AMT (Fannie Mae),
0.35%, 10/07/10 (a)	2,385	2,385,000

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
County of Geauga Ohio, RB, VRDN, Heather Hill Inc.
Project, Series A (JPMorgan Chase Bank LOC),
0.29%, 10/07/10 (a)	$ 3,065	$ 3,065,000
County of Greene Ohio, RB, VRDN, FC Ltd., AFC Stamping,
AMT (KeyBank NA LOC), 0.55%, 10/07/10 (a)	15	15,000
County of Lake Ohio, GO, BAN, Various Purpose,
1.50%, 7/06/11	4,020	4,045,944
County of Mahoning Ohio, RB, VRDN,
M&J Development Ltd. Project, AMT
(KeyBank NA LOC), 0.56%, 10/07/10 (a)	2,090	2,090,000
County of Miami Ohio, GO, BAN, Various Purpose,
1.38%, 11/24/10	600	600,470
County of Montgomery Ohio, RB, VRDN, Citywide
Development Corp. Project, AMT (JPMorgan Chase
Bank LOC), 0.80%, 10/07/10 (a)	780	780,000
County of Montgomery Ohio, Refunding RB, VRDN,
Catholic Health, Series B-2 (Bayerische
Landesbank SBPA), 0.25%, 10/07/10 (a)	1,500	1,500,000
County of Portage Ohio, RB, VRDN, AMT, John E Susong
Project (KeyBank NA LOC) (a):
Series A, 0.55%, 10/07/10	85	85,000
Series B, 0.55%, 10/07/10	435	435,000
County of Trumbull Ohio, RB, VRDN, Multi-Mode,
McDonald Steel, AMT (KeyBank NA LOC),
0.56%, 10/07/10 (a)	3,910	3,910,000
County of Trumbull Ohio, Refunding RB, VRDN (a):
Ellwood Engineered, AMT (Wells Fargo Bank NA LOC),
0.45%, 10/07/10	3,400	3,400,000
Shepherd (M&T Bank LOC, Manufacturers & Traders
SBPA), 0.31%, 10/07/10	21,965	21,965,000
Delaware County Port Authority, RB, VRDN, Columbus
Zoological Park (JPMorgan Chase Bank LOC),
0.31%, 10/07/10 (a)	3,200	3,200,000
Dublin City School District, GO, BAN, School Construction,
1.00%, 10/14/10	3,750	3,750,571
Lorain County Port Authority, RB, VRDN, St. Ignatius High
School Project (US Bank NA LOC), 0.30%, 10/07/10 (a)	1,425	1,425,000
Ohio Air Quality Development Authority, RB, VRDN,
Ohio Valley Electric Corp., Series C (Bank of Tokyo-
Mitsubishi UFJ LOC), 0.27%, 10/07/10 (a)	1,100	1,100,000
Ohio Air Quality Development Authority, Refunding RB,
VRDN (a):
Cincinnati Gas & Electric, Series B, 0.48%, 10/07/10	1,100	1,100,000
Dayton Power & Light, Series A, AMT (JPMorgan
Chase Bank LOC), 0.30%, 10/07/10	600	600,000
Dayton Power & Light, Series B, AMT (JPMorgan
Chase Bank LOC), 0.25%, 10/07/10	4,350	4,350,000
FirstEnergy Project, Series A, AMT (Bank of
Nova Scotia LOC), 0.32%, 10/07/10	9,550	9,550,000
Ohio HFA, RB, VRDN (a):
Mortgage-Backed Securities Program, Series J, AMT
(Ginnie Mae Insurance, KBC Bank NV SBPA),
0.33%, 10/07/10	14,000	14,000,000
ROCS, Series II-R-11575 (Ginnie Mae Insurance),
0.31%, 10/07/10 (c)	4,900	4,900,000
Series H, AMT (Ginnie Mae Insurance, Federal Home
Loan Bank SBPA), 0.31%, 10/07/10	1,200	1,200,000
Ohio HFA, Refunding RB, VRDN, AMT (Ginnie Mae
Insurance) (a):
MERLOTS, Series A02 (Bank of New York SBPA),
0.34%, 10/07/10 (c)	1,655	1,655,000
Residential Mortgage, Series B (KBC Bank NV SBPA),
0.31%, 10/07/10	6,800	6,800,000

See Notes to Financial Statements.

24 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments (concluded)

BIF Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio (concluded)
Ohio State Higher Educational Facility Commission,
RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2007-0041, Class A
(BHAC), 0.31%, 10/07/10 (c)(d)	$ 2,100	$ 2,100,000
Hospital, University Hospitals Health System, Series C
(Wells Fargo Bank NA LOC), 0.24%, 10/07/10	3,000	3,000,000
Ohio State Water Development Authority, Refunding RB,
VRDN, FirstEnergy Nuclear, Series B (Wells Fargo
Bank NA LOC), 0.28%, 10/01/10 (a)	17,200	17,200,000
Port of Greater Cincinnati Development Authority, RB,
VRDN, Sycamore Township, Kenwood, Series A (Lasalle
Bank NA LOC), 0.31%, 10/07/10 (a)	3,000	3,000,000
State of Ohio, GO, VRDN, Common Schools, Series B,
0.23%, 10/07/10 (a)	1,280	1,280,000
State of Ohio, RB, VRDN, Universal Forest Products
Project, AMT (JPMorgan Chase Bank LOC),
0.52%, 10/07/10 (a)	2,700	2,700,000
Township of Deerfield Ohio, GO, Refunding, BAN, Various
Purpose Park, 1.50%, 11/10/10	4,980	4,984,607
Village of Valley View Ohio, RB, VRDN, Multi-Mode
Development, Sweet Valley (KeyBank NA LOC),
0.55%, 10/07/10 (a)	135	135,000
Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN,
Series 56C, 0.29%, 10/07/10 (a)(c)(d)	8,870	8,870,000
		214,132,453
Puerto Rico — 2.9%
Commonwealth of Puerto Rico, Austin Trust, Refunding RB,
VRDN Certificates, Bank of America, Series 2008-355
(Bank of America NA LOC, Bank of America NA SBPA),
0.43%, 10/07/10 (a)(c)(d)	3,400	3,400,000
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677 (Dexia
Credit Local Guarantee Agreement and Liquidity
Facility), 0.49%, 10/07/10 (a)(c)(d)	2,990	2,990,000
		6,390,000
Total Investments (Cost — $220,522,453*) —100.2%		220,522,453
Liabilities in Excess of Other Assets — (0.2)%		(377,430)
Net Assets — 100.0%	$ 220,145,023

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Appreciation
Counterparty	Value	(Depreciation)
RBC Capital	$ 806,048	—

(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal Bonds[1]	—	$ 220,522,453	—	$ 220,522,453

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)

BIF Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 100.3%
Allegheny County Hospital Development Authority, RB, VRDN,
University of Pittsburgh Medical Center, Series B-2
(Deutsche Bank AG LOC), 0.21%, 10/07/10 (a)	$ 4,400	$ 4,400,000
Beaver County IDA, Refunding RB, VRDN, FirstEnergy
Nuclear, Series B (FirstEnergy Solutions Guaranty
Agreement, Citibank NA LOC), 0.25%, 10/07/10 (a)	300	300,000
Berks County Municipal Authority, RB, VRDN, Phoebe-Devitt
Homes Project, Series A (Banco Santander SA LOC),
0.34%, 10/07/10 (a)	2,735	2,735,000
Berks County Municipal Authority, RBC Municipal
Products Inc. Trust, RB, FLOATS, VRDN, Series C-13
(Royal Bank of Canada LOC), 0.30%, 10/07/10 (a)(b)(c)	2,000	2,000,000
Carbondale IDA Pennsylvania, RB, VRDN, J.M. Wells Co. LP
Project, AMT (KeyBank NA LOC), 0.56%, 10/07/10 (a)	905	905,000
Chester County IDA, RB, VRDN, AMT (Wells Fargo
Bank NA LOC) (a):
Hankin Group, Series A, 0.52%, 10/07/10	1,905	1,905,000
West Vincent Association, Series B, 0.52%, 10/07/10	2,075	2,075,000
City of Philadelphia Pennsylvania, Deutsche Bank SPEARS/
LIFERS Trust, RB, SPEARS, VRDN, Series DB-495, AMT
(AGC, Deutsche Bank AG Guaranty Agreement),
0.33%, 10/07/10 (a)(b)	2,850	2,850,000
City of Philadelphia Pennsylvania, RB, VRDN, 5th Series A-2
(JPMorgan Chase Bank LOC, Bank of Nova Scotia LOC),
0.26%, 10/07/10 (a)	2,675	2,675,000
City of Philadelphia Pennsylvania, Refunding RB, VRDN (a):
8th Series C (ScotiaBank LOC), 0.28%, 10/07/10	2,500	2,500,000
8th Series D (Bank of America NA LOC),
0.32%, 10/07/10	3,300	3,300,000
Series C, AMT (TD Bank NA LOC), 0.25%, 10/07/10	2,175	2,175,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt
Certificate Trust, RB, VRDN, Series 2009-58 (State Street
Bank & Trust Co. SBPA), 0.33%, 10/07/10 (a)(b)(c)	3,000	3,000,000
County of Lehigh Pennsylvania, Refunding RB, VRDN,
Lehigh Valley Health Network, Series C (Bank of
America NA LOC), 0.27%, 10/01/10 (a)	2,500	2,500,000
Cumberland County Municipal Authority, Refunding RB,
VRDN, Asbury Obligated Group (KBC Bank NV LOC),
0.30%, 10/07/10 (a)	600	600,000
Delaware County IDA Pennsylvania, Refunding RB, VRDN (a):
Resource Recovery Facility, Series G (G.E. Capital Corp.
Guaranty Agreement), 0.28%, 10/07/10	1,000	1,000,000
Resource Recovery, Series C, 0.28%, 10/07/10	40	40,000
Delaware River Joint Toll Bridge Commission,
RB, VRDN, Series B-2 (Dexia Credit Local LOC),
0.32%, 10/07/10 (a)	770	770,000
Downingtown Area School District, RBC Municipal
Products Inc. Trust, GO, FLOATS, VRDN, Series E-13
(Royal Bank of Canada Liquidity Facility),
0.30%, 10/07/10 (a)(b)(c)	1,005	1,005,000
Emmaus General Authority, RB, VRDN (AGM Insurance,
Wells Fargo Bank NA SBPA), 0.32%, 10/07/10 (a)	11,500	11,500,000
Erie County Housing Authority, RB, VRDN, St. Mary’s
Home Erie Project, Series A (Bank of America NA LOC),
0.28%, 10/07/10 (a)	600	600,000
Haverford Township School District, GO, Refunding, VRDN
(TD Bank NA LOC), 0.30%, 10/07/10 (a)	1,700	1,700,000
Lancaster County Hospital Authority, RB, VRDN, Landis
Homes Retirement Community Project (Manufacturers
& Traders LOC), 0.35%, 10/07/10 (a)	2,790	2,790,000

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Montgomery County IDA Pennsylvania, RB, VRDN (a):
Edmund Optical Manufacturing LLC Project, AMT
(Wells Fargo Bank NA LOC), 0.52%, 10/07/10	$ 1,415	$ 1,415,000
Fountain Life Christian, Series A (JPMorgan
Chase & Co. LOC), 0.33%, 10/07/10	2,025	2,025,000
Girl Scouts of Southeastern Pennsylvania
(TD Bank NA LOC), 0.27%, 10/07/10	305	305,000
Independent Support System Project (Wells Fargo
Bank NA LOC), 0.45%, 10/07/10	200	200,000
Valley Forge Baptist (Wells Fargo Bank NA LOC),
0.45%, 10/07/10	1,585	1,585,000
Montgomery County IDA Pennsylvania, VRDN, Big Little
Association Project, Series A (Wells Fargo Bank NA LOC),
0.49%, 10/07/10 (a)	970	970,000
Moon IDA, RB, VRDN, Providence Point Project (Bank of
Scotland LOC), 0.30%, 10/07/10 (a)	635	635,000
Northampton County General Purpose Authority, RB, VRDN,
Lafayette College Project (JPMorgan Chase Bank SBPA),
0.30%, 10/07/10 (a)	200	200,000
Northampton County IDA, IDRB, VRDN, Libra Partners, AMT
(Wells Fargo Bank NA LOC), 0.52%, 10/07/10 (a)	4,400	4,400,000
Northampton County IDA, RB, VRDN, AMT (Wells Fargo
Bank NA LOC) (a):
D.G. Properties Inc. Project, 0.52%, 10/07/10	2,395	2,395,000
Nicos Polymers & Grinding, 0.52%, 10/07/10	1,560	1,560,000
Reale Associate Project, 0.44%, 10/07/10	540	540,000
Pennsylvania Economic Development Financing Authority,
RB, VRDN (a):
Evergreen Community Power Facility, AMT
(Manufacturers & Traders LOC), 0.45%, 10/07/10	14,400	14,400,000
Homewood Retirement, Series E (M&T Bank LOC),
0.35%, 10/07/10	1,470	1,470,000
Merck & Co., Inc., West Point Project, AMT,
0.35%, 10/07/10	21,100	21,100,000
Penn Waste Inc. Project, AMT (Manufacturers
& Traders LOC), 0.40%, 10/07/10	3,940	3,940,000
Series C-1, AMT (Wells Fargo Bank NA LOC),
0.52%, 10/07/10	1,000	1,000,000
Westrum Harleysville II Project, AMT (Federal Home
Loan Bank LOC), 0.34%, 10/07/10	3,000	3,000,000
Pennsylvania HFA, JP Morgan Chase PUTTERS/
DRIVERS Trust, RB, PUTTERS, VRDN, Series 3297,
AMT (JPMorgan Chase Bank Liquidity Facility),
0.41%, 10/07/10 (a)(b)(c)	955	955,000
Pennsylvania HFA, Refunding RB, VRDN (a):
Rental Housing, Series B (HUD Insurance, Bank of
America NA SBPA), 0.28%, 10/07/10	1,865	1,865,000
Series 99C, AMT (Dexia Credit Local SBPA),
0.33%, 10/07/10	7,500	7,500,000
Pennsylvania State University, Refunding RB,
5.25%, 8/15/11	400	417,183
Philadelphia Authority for Industrial Development, RB,
VRDN (a):
Chestnut Hill Academy (Wells Fargo Bank NA LOC),
0.40%, 10/07/10	3,500	3,500,000
Comhar Inc. Project (Wells Fargo Bank NA LOC),
0.40%, 10/07/10	3,405	3,405,000
Gift of Life Donor Program Project (TD Bank NA LOC),
0.27%, 10/07/10	440	440,000
Henry H. Ottens Manufacturing Project, AMT
(Wells Fargo Bank NA LOC), 0.49%, 10/07/10	700	700,000
Interim House West Project (Wells Fargo Bank NA LOC),
0.45%, 10/07/10	950	950,000

See Notes to Financial Statements.

26 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments (concluded)

BIF Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Philadelphia Authority for Industrial Development,
Refunding RB, VRDN, Series B (JPMorgan
Chase Bank LOC, Bank of New York LOC),
0.26%, 10/07/10 (a)	$ 1,800	$ 1,800,000
Philadelphia Authority for Industrial Development, VRDN,
Lannett Co., Inc. Project (Wells Fargo Bank NA LOC),
0.52%, 10/07/10 (a)	430	430,000
Philadelphia Hospitals & Higher Education Facilities
Authority, Refunding RB, VRDN (a):
Children’s Hospital of Philadelphia, Series A (Bank of
America NA SBPA), 0.29%, 10/01/10	1,145	1,145,000
Children’s Hospital of Philadelphia, Series A (Wachovia
Bank NA SBPA), 0.29%, 10/01/10	900	900,000
Children’s Hospital Project, Series A (JPMorgan Chase
Bank SBPA), 0.29%, 10/01/10	1,700	1,700,000
Children’s Hospital Project, Series B (JPMorgan Chase
Bank SBPA), 0.29%, 10/01/10	1,580	1,580,000
Pittsburgh Water & Sewer Authority, Refunding RB,
Sub-Series C-1A, Mandatory Put Bonds (AGM Insurance,
Federal Home Loan Bank LOC), 0.45%, 9/01/11 (a)	3,000	3,000,000
Southeastern Pennsylvania Transportation Authority,
Refunding RB, 2.00%, 3/01/11 (d)	3,440	3,463,082
Township of Cheltenham Pennsylvania, RB, TRAN,
1.25%, 12/31/10	1,300	1,302,449
University of Pittsburgh Pennsylvania, RB, 2.00%, 5/31/11	4,900	4,949,704
Venango IDA, TECP (Dexia Credit Local SBPA),
0.47%, 10/05/10	2,500	2,500,000
West Chester Area School District Pennsylvania, GO,
1.25%, 11/15/10	980	981,126
Wilkins Area IDA Pennsylvania, Refunding RB, VRDN,
Fairview Extended, Series B (Bank of America NA LOC),
0.50%, 10/07/10 (a)	3,975	3,975,000
York County IDA Pennsylvania, RB, VRDN, 495 Leasing
Project, AMT (Wells Fargo Bank NA LOC),
0.52%, 10/07/10 (a)	1,330	1,330,000
York General Authority Pennsylvania, RB, VRDN, Strand
Capitol Arts Center Project (Wells Fargo Bank NA LOC),
0.35%, 10/07/10 (a)	1,180	1,180,000
		164,433,544
Puerto Rico — 1.8%
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3677 (Dexia
Credit Local Guarantee Agreement and Liquidity
Facility), 0.49%, 10/07/10 (a)(b)	2,990	2,990,000
Total Investments (Cost — $167,423,544*) — 102.1%		167,423,544
Liabilities in Excess of Other Assets — (2.1)%		(3,390,941)
Net Assets — 100.0%	$ 164,032,603

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Appreciation
Counterparty	Value	(Depreciation)
Citigroup Global Markets	$ 3,463,082	—

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal Bonds[1]	—	$ 167,423,544	—	$ 167,423,544

1 See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Statements of Assets and Liabilities
	BIF	BIF	BIF
September 30, 2010 (Unaudited)	Arizona	California	Connecticut
Assets
Investments at value — unaffiliated[1]	$ 47,025,087	$1,165,442,503	$ 287,564,511
Cash	344,318	509,333	601,126
Interest receivable	36,099	1,749,753	350,528
Capital shares sold receivable	—	2,719,983	—
Investments sold receivable	—	—	4,325,037
Prepaid expenses	26,522	101,292	40,919
Total assets	47,432,026	1,170,522,864	292,882,121
Liabilities
Investment advisory fees payable	6,719	305,489	60,214
Other affiliates payable	252	6,687	1,539
Officer’s and Trustees’ fees payable	69	1,420	826
Capital shares redeemed payable	—	137	—
Investments purchased payable	—	6,355,643	—
Other accrued expenses payable	37,046	142,634	53,649
Total liabilities	44,086	6,812,010	116,228
Net Assets	$ 47,387,940	$1,163,710,854	$ 292,765,893
Net Assets Consist of
Paid-in capital[2]	$ 47,398,667	$1,163,710,660	$ 292,758,648
Accumulated net realized gain (loss)	(10,727)	194	7,245
Net Assets, $1.00 net asset value per share	$ 47,387,940	$1,163,710,854	$ 292,765,893
[1] Investments at cost — unaffiliated	$ 47,025,087	$1,165,442,503	$ 287,564,511
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	47,453,783	1,163,119,040	292,645,312

See Notes to Financial Statements.

28 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

BIF	BIF	BIF	BIF	BIF	BIF	BIF	BIF
Florida	Massachusetts	Michigan	New Jersey	New York	North Carolina	Ohio	Pennsylvania
$ 82,212,500	$ 202,503,122	$ 64,660,330	$ 676,249,811	$1,165,971,683	$ 59,987,184	$ 220,522,453	$ 167,423,544
88,517	59,696	4,451,560	8,263,353	58,875	28,108	84,776	10,805
37,588	257,807	47,525	1,586,106	1,374,700	73,497	409,622	122,027
—	—	70,796	—	—	—	—	—
3,000,150	4,100,000	3,500,055	7,819,441	—	—	—	—
36,064	35,555	40,178	57,358	84,700	32,779	39,653	36,858
85,374,819	206,956,180	72,770,444	693,976,069	1,167,489,958	60,121,568	221,056,504	167,593,234
12,274	43,473	38,075	198,976	282,074	12,118	54,251	39,525
567	1,002	771	3,940	7,012	378	1,365	1,233
747	759	729	1,153	2,078	666	802	784
—	—	—	157	—	—	—	—
—	—	—	11,113,598	11,075,000	1,005,180	806,048	3,463,082
36,361	37,782	44,965	116,054	170,126	43,172	49,015	56,007
49,949	83,016	84,540	11,433,878	11,536,290	1,061,514	911,481	3,560,631
$ 85,324,870	$ 206,873,164	$ 72,685,904	$ 682,542,191	$1,155,953,668	$ 59,060,054	$ 220,145,023	$ 164,032,603
$ 85,322,149	$ 206,873,164	$ 72,720,601	$ 682,538,361	$1,155,859,215	$ 59,072,279	$ 220,133,184	$ 164,072,483
2,721	—	(34,697)	3,830	94,453	(12,225)	11,839	(39,880)
$ 85,324,870	$ 206,873,164	$ 72,685,904	$ 682,542,191	$1,155,953,668	$ 59,060,054	$ 220,145,023	$ 164,032,603
$ 82,212,500	$ 202,503,122	$ 64,660,330	$ 676,249,811	$1,165,971,683	$ 59,987,184	$ 220,522,453	$ 167,423,544
85,315,743	206,805,403	72,787,593	682,392,106	1,155,897,618	59,087,644	219,891,706	164,135,281

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Statements of Operations
	BIF	BIF	BIF
Six Months Ended September 30, 2010 (Unaudited)	Arizona	California	Connecticut
Investment Income
Income	$ 116,343	$ 2,703,565	$ 531,727
Expenses
Investment advisory	134,070	3,082,801	808,726
Distribution	31,575	827,719	201,743
Professional	23,118	28,829	26,336
Registration	14,709	29,943	13,857
Transfer agent	7,084	130,179	24,422
Accounting services	6,658	71,514	18,801
Custodian	3,418	26,509	7,285
Officer and Trustees	2,549	21,150	6,465
Printing	1,426	22,438	5,431
Miscellaneous	11,701	39,516	16,252
Total expenses	236,308	4,280,598	1,129,318
Less fees waived by advisor	(88,390)	(1,030,477)	(395,848)
Less distribution fees waived	(31,575)	(827,719)	(201,743)
Total expenses after fees waived	116,343	2,422,402	531,727
Net investment income	—	281,163	—
Realized Gain
Net realized gain from investments	—	194	7,245
Net Increase in Net Assets Resulting from Operations	—	$ 281,357	$ 7,245

See Notes to Financial Statements.

30 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

BIF	BIF	BIF	BIF	BIF	BIF	BIF	BIF
Florida	Massachusetts	Michigan	New Jersey	New York	North Carolina	Ohio	Pennsylvania
$ 200,439	$ 366,145	$ 330,452	$ 1,707,654	$ 2,573,809	$ 158,848	$ 603,063	$ 423,403
292,412	523,546	399,044	1,928,372	3,115,490	189,581	696,721	623,659
70,482	130,149	95,955	493,628	878,293	47,029	171,742	140,897
23,561	24,692	21,400	34,418	29,655	24,011	22,808	25,450
17,689	15,764	15,158	17,958	19,339	12,804	12,917	14,489
13,270	28,293	15,799	74,411	154,647	14,919	27,580	37,535
10,690	13,728	12,952	45,693	76,151	8,053	16,595	15,077
3,951	5,019	5,942	17,467	24,011	2,950	7,564	5,958
3,590	4,734	4,093	13,978	22,991	3,143	5,837	5,474
1,980	3,298	2,636	14,052	24,624	1,496	4,528	4,756
14,968	15,131	15,510	27,686	47,807	12,845	18,907	21,914
452,593	764,354	588,489	2,667,663	4,393,008	316,831	985,199	895,209
(181,672)	(268,060)	(162,082)	(629,698)	(940,906)	(110,954)	(265,947)	(330,909)
(70,482)	(130,149)	(95,955)	(493,628)	(878,293)	(47,029)	(171,742)	(140,897)
200,439	366,145	330,452	1,544,337	2,573,809	158,848	547,510	423,403
—	—	—	163,317	—	—	55,553	—
2,418	—	—	—	92,006	1,304	—	—
$ 2,418	—	—	$ 163,317	$ 92,006	$ 1,304	$ 55,553	—

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Statements of Changes in Net Assets
	BIF Arizona		BIF California
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	September 30, 2010	March 31,	September 30, 2010	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	—	$ 12,899	$ 281,163	$ 1,270,193
Net realized gain	—	2,528	194	6,092
Net increase in net assets resulting from operations	—	15,427	281,357	1,276,285
Dividends and Distributions to Shareholders From
Net investment income	—	(12,899)	(281,163)	(1,270,193)
Net realized gain	—	—	—	(2,688)
Decrease in net assets resulting from dividends and distributions to shareholders	—	(12,899)	(281,163)	(1,272,881)
Capital Share Transactions
Net proceeds from sale of shares	$ 156,236,341	469,157,445	3,709,684,277	11,018,503,506
Reinvestment of dividends and distributions	—	12,899	281,161	1,272,881
Cost of shares redeemed	(168,670,786)	(573,022,296)	(4,031,791,697)	(12,436,805,276)
Net decrease in net assets derived from capital share transactions	(12,434,445)	(103,851,952)	(321,826,259)	(1,417,028,889)
Net Assets
Total decrease in net assets	(12,434,445)	(103,849,424)	(321,826,065)	(1,417,025,485)
Beginning of period	59,822,385	163,671,809	1,485,536,919	2,902,562,404
End of period	$ 47,387,940	$ 59,822,385	$ 1,163,710,854	$ 1,485,536,919

See Notes to Financial Statements.

32 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

BIF Connecticut		BIF Florida		BIF Massachusetts		BIF Michigan
Six Months		Six Months		Six Months		Six Months
Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
September 30, 2010 March 31,		September 30, 2010	March 31,	September 30, 2010	March 31,	September 30, 2010	March 31,
(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010
—	$ 164,742	—	$ 42,133	—	$ 152,450	—	$ 77,038
$ 7,245	—	$ 2,418	4,833	—	54,213	—	8,851
7,245	164,742	2,418	46,966	—	206,663	—	85,889
—	(164,742)	—	(42,133)	—	(152,450)	—	(77,038)
—	(76)	—	—	—	(10,944)	—	—
—	(164,818)	—	(42,133)	—	(163,394)	—	(77,038)
582,638,326	1,689,455,790	360,340,942	1,186,158,315	606,904,362	1,479,972,494	$ 344,256,715	1,062,469,596
—	164,622	—	42,072	—	163,394	—	77,038
(658,710,076)	(1,926,988,962)	(405,824,952)	(1,345,462,334)	(624,170,793)	(1,684,216,158)	(446,592,369)	(1,165,758,648)
(76,071,750)	(237,368,550)	(45,484,010)	(159,261,947)	(17,266,431)	(204,080,270)	(102,335,654)	(103,212,014)
(76,064,505)	(237,368,626)	(45,481,592)	(159,257,114)	(17,266,431)	(204,037,001)	(102,335,654)	(103,203,163)
368,830,398	606,199,024	130,806,462	290,063,576	224,139,595	428,176,596	175,021,558	278,224,721
$ 292,765,893	$ 368,830,398	$ 85,324,870	$ 130,806,462	$ 206,873,164	$ 224,139,595	$ 72,685,904	$ 175,021,558

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Statements of Changes in Net Assets (concluded)
	BIF New Jersey
	Six Months
	Ended	Year Ended
	September 30, 2010	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2010
Operations
Net investment income	$ 163,317	$ 1,015,290
Net realized gain	—	51,391
Net increase in net assets resulting from operations	163,317	1,066,681
Dividends and Distributions to Shareholders From
Net investment income	(163,317)	(1,015,290)
Net realized gain	—	(5,624)
Decrease in net assets resulting from dividends and distributions to shareholders	(163,317)	(1,020,914)
Capital Share Transactions
Net proceeds from sale of shares	1,362,475,243	4,412,144,812
Reinvestment of dividends and distributions	163,317	1,020,448
Cost of shares redeemed	(1,668,834,718)	(4,939,231,854)
Net decrease in net assets derived from capital share transactions	(306,196,158)	(526,066,594)
Net Assets
Total decrease in net assets	(306,196,158)	(526,020,827)
Beginning of period	988,738,349	1,514,759,176
End of period	$ 682,542,191	$ 988,738,349

See Notes to Financial Statements.

34 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

BIF New York		BIF North Carolina		BIF Ohio		BIF Pennsylvania
Six Months		Six Months		Six Months		Six Months
Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
September 30, 2010	March 31,	September 30, 2010	March 31,	September 30, 2010	March 31,	September 30, 2010	March 31,
(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010
—	$ 1,147,916	—	$ 64,195	$ 55,553	$ 429,666	—	$ 145,095
$ 92,006	50,770	$ 1,304	—	—	43,544	—	2,774
92,006	1,198,686	1,304	64,195	55,553	473,210	—	147,869
—	(1,147,916)	—	(64,195)	(55,553)	(429,666)	—	(145,09)
—	(18,394)	—	—	—	(11,680)	—	—
—	(1,166,310)	—	(64,195)	(55,553)	(441,346)	—	(145,095)
2,509,074,128	7,791,753,373	213,802,070	690,953,847	435,517,440	1,149,449,856	$ 622,058,764	2,083,372,766
—	1,166,310	—	64,188	55,553	441,346	—	144,825
(2,990,374,791)	(9,162,582,558)	(238,567,662)	(797,511,685)	(529,321,045)	(1,299,632,443)	(792,385,914)	(2,339,398,665)
(481,300,663)	(1,369,662,875)	(24,765,592)	(106,493,650)	(93,748,052)	(149,741,241)	(170,327,150)	(255,881,074)
(481,208,657)	(1,369,630,499)	(24,764,288)	(106,493,650)	(93,748,052)	(149,709,377)	(170,327,150)	(255,878,300)
1,637,162,325	3,006,792,824	83,824,342	190,317,992	313,893,075	463,602,452	334,359,753	590,238,053
$ 1,155,953,668	$ 1,637,162,325	$ 59,060,054	$ 83,824,342	$ 220,145,023	$ 313,893,075	$ 164,032,603	$ 334,359,753

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Financial Highlights				BIF Arizona Municipal Money Fund
	Six Months
	Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0001	0.0111	0.0278	0.0288	0.0211
Net realized gain (loss)	—	0.0000	—	0.0000	(0.0000)	(0.0000)
Net increase from investment operations	—	0.0001	0.0111	0.0278	0.0288	0.0211
Dividends from net investment income	—	(0.0001)	(0.0111)	(0.0278)	(0.0288)	(0.0211)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	1.11%	2.82%	2.91%	2.13%
Ratios to Average Net Assets
Total expenses	0.88%[3]	0.82%	0.74%	0.72%	0.73%	0.72%
Total expenses after fees waived and paid indirectly	0.43%[3]	0.50%	0.73%	0.72%	0.73%	0.72%
Net investment income	0.00%[3]	0.01%	1.12%	2.75%	2.89%	2.11%
Supplemental Data
Net assets, end of period (000)	$ 47,388	$ 59,822	$ 163,672	$ 204,515	$ 183,442	$ 169,647
Financial Highlights				BIF California Municipal Money Fund
	Six Months
	Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0005	0.0112	0.0286	0.0295	0.0212
Net realized gain (loss)	—	0.0000	0.0000	0.0003	0.0002	(0.0001)
Net increase from investment operations	0.0002	0.0005	0.0112	0.0289	0.0297	0.0211
Dividends and distributions from:
Net investment income	(0.0002)	(0.0005)	(0.0112)	(0.0286)	(0.0295)	(0.0212)
Net realized gain	—	(0.0000)	—	(0.0001)	(0.0000)	—
Total dividends and distributions	(0.0002)	(0.0005)	(0.0112)	(0.0287)	(0.0295)	(0.0212)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.02%[2]	0.05%	1.12%	2.90%	2.99%	2.14%
Ratios to Average Net Assets
Total expenses	0.61%[3]	0.61%	0.57%	0.55%	0.57%	0.57%
Total expenses after fees waived	0.34%[3]	0.46%	0.57%	0.55%	0.57%	0.57%
Net investment income	0.04%[3]	0.06%	1.16%	2.82%	2.96%	2.12%
Supplemental Data
Net assets, end of period (000)	$ 1,163,711	$ 1,485,537	$ 2,902,562	$ 3,931,450	$ 3,374,219	$ 2,693,459

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Annualized.

See Notes to Financial Statements.

36 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Financial Highlights (continued)				BIF Connecticut Municipal Money Fund
	Six Months
	Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0003	0.0107	0.0272	0.0284	0.0203
Net realized gain (loss)	—	—	0.0001	0.0003	(0.0000)	(0.0000)
Net increase from investment operations	—	0.0003	0.0108	0.0275	0.0284	0.0203
Dividends and distributions from:
Net investment income	—	(0.0003)	(0.0107)	(0.0272)	(0.0284)	(0.0203)
Net realized gain	—	(0.0000)	—	(0.0000)	—	—
Total dividends and distributions	—	(0.0003)	(0.0107)	(0.0272)	(0.0284)	(0.0203)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%[2]	0.03%	1.08%	2.75%	2.87%	2.05%
Ratios to Average Net Assets
Total expenses	0.70%[3]	0.71%	0.68%	0.67%	0.68%	0.68%
Total expenses after fees waived and paid indirectly	0.33%[3]	0.44%	0.68%	0.67%	0.68%	0.68%
Net investment income	0.00%[3]	0.03%	1.06%	2.68%	2.85%	2.03%
Supplemental Data
Net assets, end of period (000)	$ 292,766	$ 368,830	$ 606,199	$ 676,347	$ 544,050	$ 510,151
Financial Highlights				BIF Florida Municipal Money Fund
	Six Months					Period
	Ended					November 15
	September 30,					2005[4]
			Year Ended March 31,
	2010					to March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0002	0.0107	0.0277	0.0288	0.0094
Net realized gain (loss)	—	—	0.0000	(0.0000)	(0.0000)	0.0000
Net increase from investment operations	—	0.0002	0.0107	0.0277	0.0288	0.0094
Dividends and distributions from:
Net investment income	—	(0.0002)	(0.0107)	(0.0277)	(0.0288)	(0.0094)
Net realized gain	—	—	—	—	(0.0000)	—
Total dividends and distributions	—	(0.0002)	(0.0107)	(0.0277)	(0.0288)	(0.0094)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%[2]	0.02%	1.08%	2.80%	2.90%	0.94%[2]
Ratios to Average Net Assets
Total expenses	0.77%[3]	0.77%	0.69%	0.69%	0.71%	0.72%[3]
Total expenses after fees waived and paid indirectly	0.34%[3]	0.50%	0.68%	0.69%	0.70%	0.58%[3]
Net investment income	0.00%[3]	0.02%	1.09%	2.74%	2.88%	2.55%[3]
Supplemental Data
Net assets, end of period (000)	$ 85,325	$ 130,806	$ 290,064	$ 372,844	$ 308,089	$ 472,295

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Annualized.
4 Commencement of operations.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Financial Highlights (continued)				BIF Massachusetts Municipal Money Fund
	Six Months
	Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0004	0.0103	0.0272	0.0286	0.0202
Net realized gain	—	0.0002	0.0001	0.0001	0.0001	—
Net increase from investment operations	—	0.0006	0.0104	0.0273	0.0287	0.0202
Dividends and distributions from:
Net investment income	—	(0.0004)	(0.0103)	(0.0272)	(0.0286)	(0.0202)
Net realized gain	—	(0.0000)	—	(0.0001)	—	—
Total dividends and distributions	—	(0.0004)	(0.0103)	(0.0273)	(0.0286)	(0.0202)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%[2]	0.05%	1.03%	2.76%	2.89%	2.04%
Ratios to Average Net Assets
Total expenses	0.73%[3]	0.74%	0.72%	0.70%	0.69%	0.70%
Total expenses after fees waived and paid indirectly	0.35%[3]	0.50%	0.72%	0.70%	0.69%	0.70%
Net investment income	0.00%[3]	0.05%	1.03%	2.68%	2.87%	2.03%
Supplemental Data
Net assets, end of period (000)	$ 206,873	$ 224,140	$ 428,177	$ 466,810	$ 403,891	$ 345,065
Financial Highlights				BIF Michigan Municipal Money Fund
	Six Months
	Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0003	0.0115	0.0281	0.0293	0.0207
Net realized gain (loss)	—	0.0000	0.0001	0.0001	0.0000	(0.0003)
Net increase from investment operations	—	0.0003	0.0116	0.0282	0.0293	0.0204
Dividends from net investment income	—	(0.0003)	(0.0115)	(0.0281)	(0.0293)	(0.0207)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%[2]	0.03%	1.16%	2.84%	2.95%	2.09%
Ratios to Average Net Assets
Total expenses	0.74%[3]	0.73%	0.72%	0.71%	0.71%	0.70%
Total expenses after fees waived and paid indirectly	0.41%[3]	0.47%	0.72%	0.71%	0.71%	0.70%
Net investment income	0.00%[3]	0.03%	1.15%	2.78%	2.93%	2.06%
Supplemental Data
Net assets, end of period (000)	$ 72,686	$ 175,022	$ 278,225	$ 321,212	$ 262,426	$ 283,669

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Annualized.

See Notes to Financial Statements.

38 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Financial Highlights (continued)				BIF New Jersey Municipal Money Fund
	Six Months
	Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0008	0.0128	0.0278	0.0290	0.0211
Net realized gain (loss)	—	0.0000	0.0000	0.0002	0.0001	(0.0000)
Net increase from investment operations	0.0002	0.0008	0.0128	0.0280	0.0291	0.0211
Dividends and distributions from:
Net investment income	(0.0002)	(0.0008)	(0.0128)	(0.0278)	(0.0290)	(0.0211)
Net realized gain	—	(0.0000)	(0.0000)	—	—	—
Total dividends and distributions	(0.0002)	(0.0008)	(0.0128)	(0.0278)	(0.0290)	(0.0211)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.02%[2]	0.08%	1.29%	2.81%	2.93%	2.14%
Ratios to Average Net Assets
Total expenses	0.65%[3]	0.64%	0.61%	0.60%	0.62%	0.63%
Total expenses after fees waived	0.38%[3]	0.52%	0.61%	0.60%	0.62%	0.63%
Net investment income	0.04%[3]	0.08%	1.26%	2.71%	2.92%	2.12%
Supplemental Data
Net assets, end of period (000)	$ 682,542	$ 988,738	$ 1,514,759	$ 1,771,689	$ 1,342,082	$ 1,103,796
Financial Highlights				BIF New York Municipal Money Fund
	Six Months
	Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0004	0.0114	0.0284	0.0298	0.0213
Net realized gain (loss)	—	0.0000	0.0001	0.0001	0.0002	(0.0001)
Net increase from investment operations	—	0.0004	0.0115	0.0285	0.0300	0.0212
Dividends and distributions from:
Net investment income	—	(0.0004)	(0.0114)	(0.0284)	(0.0298)	(0.0213)
Net realized gain	—	(0.0000)	—	(0.0001)	(0.0000)	—
Total dividends and distributions	—	(0.0004)	(0.0114)	(0.0285)	(0.0298)	(0.0213)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%[2]	0.04%	1.15%	2.87%	3.01%	2.15%
Ratios to Average Net Assets
Total expenses	0.62%[3]	0.60%	0.58%	0.56%	0.57%	0.58%
Total expenses after fees waived and paid indirectly	0.36%[3]	0.41%	0.58%	0.56%	0.57%	0.58%
Net investment income	0.00%[3]	0.05%	1.13%	2.77%	2.99%	2.14%
Supplemental Data
Net assets, end of period (000)	$ 1,155,954	$ 1,637,162	$ 3,006,793	$ 3,644,843	$ 2,835,705	$ 2,510,821

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Financial Highlights (continued)				BIF North Carolina Municipal Money Fund
	Six Months
	Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0004	0.0114	0.0276	0.0288	0.0185
Net realized gain (loss)	—	—	(0.0001)	(0.0000)	0.0000	0.0000
Net increase from investment operations	—	0.0004	0.0113	0.0276	0.0288	0.0185
Dividends from net investment income	—	(0.0004)	(0.0114)	(0.0276)	(0.0288)	(0.0185)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%[2]	0.04%	1.15%	2.79%	2.90%	2.08%
Ratios to Average Net Assets
Total expenses	0.84%[3]	0.78%	0.74%	0.72%	0.73%	0.72%
Total expenses after fees waived and paid indirectly	0.42%[3]	0.54%	0.74%	0.72%	0.73%	0.72%
Net investment income	0.00%[3]	0.05%	1.13%	2.70%	2.88%	2.06%
Supplemental Data
Net assets, end of period (000)	$ 59,060	$ 83,824	$ 190,318	$ 276,677	$ 199,378	$ 203,180
Financial Highlights				BIF Ohio Municipal Money Fund
	Six Months
	Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0010	0.0136	0.0279	0.0287	0.0204
Net realized gain	—	0.0001	0.0004	0.0001	0.0000	0.0000
Net increase from investment operations	0.0002	0.0011	0.0140	0.0280	0.0287	0.0204
Dividends and distributions from:
Net investment income	(0.0002)	(0.0010)	(0.0136)	(0.0279)	(0.0287)	(0.0204)
Net realized gain	—	(0.0000)	—	(0.0000)	(0.0000)	(0.0000)
Total dividends and distributions	(0.0002)	(0.0010)	(0.0136)	(0.0279)	(0.0287)	(0.0204)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.02%[2]	0.11%	1.37%	2.83%	2.90%	2.07%
Ratios to Average Net Assets
Total expenses	0.71%[3]	0.72%	0.71%	0.69%	0.70%	0.70%
Total expenses after fees waived and paid indirectly	0.39%[3]	0.62%	0.71%	0.69%	0.70%	0.70%
Net investment income	0.04%[3]	0.11%	1.32%	2.73%	2.88%	2.04%
Supplemental Data
Net assets, end of period (000)	$ 220,145	$ 313,893	$ 436,602	$ 480,922	$ 378,461	$ 327,056

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Annualized.

See Notes to Financial Statements.

40 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Financial Highlights (concluded)				BIF Pennsylvania Municipal Money Fund
	Six Months
	Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0003	0.0111	0.0277	0.0292	0.0208
Net realized gain (loss)	—	0.0000	0.0001	0.0000	(0.0000)	(0.0002)
Net increase from investment operations	—	0.0003	0.0112	0.0277	0.0292	0.0206
Dividends from net investment income	—	(0.0003)	(0.0111)	(0.0277)	(0.0292)	(0.0208)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%[2]	0.03%	1.12%	2.80%	2.95%	2.11%
Ratios to Average Net Assets
Total expenses	0.72%[3]	0.72%	0.68%	0.67%	0.69%	0.69%
Total expenses after fees waived and paid indirectly	0.34%[3]	0.45%	0.68%	0.67%	0.69%	0.69%
Net investment income	0.00%[3]	0.03%	1.12%	2.72%	2.93%	2.09%
Supplemental Data
Net assets, end of period (000)	$ 164,033	$ 334,360	$ 590,238	$ 667,352	$ 515,749	$ 497,912

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BIF Arizona Municipal Money Fund (formerly CMA Arizona Municipal Money
Fund) (“BIF Arizona”), BIF California Municipal Money Fund (formerly
CMA California Municipal Money Fund) (“BIF California”), BIF Connecticut
Municipal Money Fund (formerly CMA Connecticut Municipal Money Fund)
(“BIF Connecticut”), BIF Florida Municipal Money Fund (formerly CMA
Florida Municipal Money Fund) (“BIF Florida”), BIF Massachusetts Municipal
Money Fund (formerly CMA Massachusetts Municipal Money Fund)
(“BIF Massachusetts”), BIF Michigan Municipal Money Fund (formerly CMA
Michigan Municipal Money Fund) (“BIF Michigan”), BIF New Jersey Municipal
Money Fund (formerly CMA New Jersey Municipal Money Fund) (“BIF
New Jersey”), BIF New York Municipal Money Fund (formerly CMA New York
Municipal Money Fund) (“BIF New York”), BIF North Carolina Municipal Money
Fund (formerly CMA North Carolina Municipal Money Fund) (“BIF North
Carolina”), BIF Ohio Municipal Money Fund (formerly CMA Ohio Municipal
Money Fund) (“BIF Ohio”) and BIF Pennsylvania Municipal Money Fund
(formerly CMA Pennsylvania Municipal Money Fund) (“BIF Pennsylvania”)
(collectively, the “Funds”) are part of BIF Multi-State Municipal Series Trust
(formerly CMA Multi-State Municipal Series Trust) (the “Trust”). The Trust is
organized as a Massachusetts business trust. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, open-end management investment companies. The Funds’
financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds fair value their financial instruments at market value.
The Funds’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the
1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting pur-
poses, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including the amortization of premium and the accretion of discount on debt instruments, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the
Internal Revenue Code of 1986, as amended, applicable to regulated invest-
ment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended March 31, 2010. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation
(“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of
BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of the Funds, entered into an Investment Advisory
Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’
investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each
Fund pays the Manager a monthly fee based on the average daily value of each Fund’s net assets at the following annual rates:

Portion of Average Daily Value of Net Assets:	Rate
Not exceeding $500 million	0.500%
In excess of $500 million but not exceeding $1 billion	0.425%
In excess of $1 billion	0.375%

The Manager entered into a sub-advisory agreement with BlackRock
Investment Management, LLC (“BIM”), an affiliate of the Manager, with respect to each Fund. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Manager.

42 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Notes to Financial Statements (concluded)

For the six months ended September 30, 2010, the Funds reimbursed the
Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

BIF Arizona	$ 567
BIF California	$15,055
BIF Connecticut	$ 3,506
BIF Florida	$ 1,281
BIF Massachusetts	$ 2,314
BIF Michigan	$ 1,762
BIF New Jersey	$ 9,237
BIF New York	$15,846
BIF North Carolina	$ 891
BIF Ohio	$ 3,143
BIF Pennsylvania	$ 2,744

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Shareholder Servicing Plan (the “Distribution Plan”)
with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock.

Pursuant to the Distribution Plan adopted by the Trust on behalf of the Funds in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL a distribution fee. The fee is accrued daily and paid monthly at an annual rate of 0.125% of the average daily value of each Fund’s net assets.

The Manager and BRIL voluntarily agreed to waive a portion of their respective investment advisory and distribution fees and/or reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by advisor and distribution fees waived. The
Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or trustees of the Trust are officers and/or directors of
BlackRock or its affiliates. The Funds reimburse the Manager for compensa-
tion paid to the Trust’s Chief Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securi-
ties are owned by the Funds; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transac-
tions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’
Statements of Assets and Liabilities, less any collateral held by the Funds.

4. Capital Loss Carryforwards:

As of March 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	BIF	BIF	BIF	BIF
Expires March 31,	Arizona	Michigan	North Carolina Pennsylvania
2013	—	—	$ 866	—
2014	$ 1,633	—	—	—
2015	9,094	$ 34,697	—	$ 39,880
2016	—	—	340	—
2017	—	—	12,323	—
Total	$ 10,727	$ 34,697	$ 13,529	$ 39,880

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each
Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
David O. Beim, Trustee
Richard S. Davis, President and Trustee
Henry Gabbay, Trustee
Dr. Matina S. Horner, Trustee
Herbert I. London, Trustee and Member of the Audit Committee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Jr., Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Chairman of the Audit Committee and Trustee
Frederick W. Winter, Trustee and Member of the Audit Committee
John M. Perlowski, Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 24, 2010, John M. Perlowski
became Chief Executive Officer of the Trust.

44 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BIF Multi-State Municipal Series Trust (the
“Trust”) met on April 20, 2010 and May 18–19, 2010 to consider the approval of the separate investment advisory agreements (collectively, the
“Advisory Agreements”) between the Trust and BlackRock Advisors, LLC (the
“Manager”), the Trust’s investment advisor, with respect to each series of the Trust (each, a “Fund,” and collectively, the “Funds”). The Board also con-
sidered the approval of the separate sub-advisory agreements (the “Sub-
Advisory Agreements”) between the Manager and BlackRock Investment
Management LLC (the “Sub-Advisor”), with respect to each of the Funds.
The Manager and the Sub-Advisor are referred to herein as “BlackRock.”
The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “inter-
ested persons” of the Trust as defined in the Investment Company Act of
1940, as amended (the “1940 Act”) (the “Independent Board Members”).
The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board
Members. The Board has established five standing committees: an Audit
Committee, a Governance and Nominating Committee, a Compliance
Committee, a Performance Oversight and Contract Committee and an
Executive Committee, each of which is composed of Independent Board
Members (except for the Executive Committee, which also has one inter-
ested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the contin-
uation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of
BlackRock and its affiliates, including investment management, admin-
istrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a)
investment performance for one-, three- and five-year periods, as applica-
ble, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the
Funds for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) each Fund’s operating expenses; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions, (e) the Trust’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services pro-
vided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund and institutional account product channels, as applicable; and (l)
periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements.
The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its delib-
erations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper,
Inc. (“Lipper”) on each Fund’s fees and expenses, and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper and, with respect to BIF Florida Municipal Money
Fund (the “Florida Fund”), a customized peer group selected by BlackRock
(collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by
BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each
Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar
BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional informa-
tion and BlackRock responded to these requests with additional written information in advance of the May 18–19, 2010 Board meeting.

At an in-person meeting held on May 18–19, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Trust with respect to each Fund and the Sub-Advisory Agreements between the Manager and the Sub-Advisor with respect to each Fund, each for a one-year term end-
ing June 30, 2011. In approving the continuation of the Agreements, the
Board considered: (a) the nature, extent and quality of the services pro-
vided by BlackRock; (b) the investment performance of each Fund and
BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each
Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of each Fund’s shares, services related to the valuation and pricing of each Fund’s portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Funds and advice from independent legal coun-
sel with respect to the review process and materials submitted for the
Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock:
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each
Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, and the per-
formance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the mate-
rials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and
BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each
Fund. BlackRock and its affiliates and significant shareholders provide the
Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the opera-
tions of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including (i) prepar-
ing disclosure documents, such as the prospectus, the statement of addi-
tional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and proce-
dures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board,
including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 20, 2010 meeting, the Board was provided with reports, independently prepared by
Lipper, which included a comprehensive analysis of each Fund’s perform-
ance. The Board also reviewed a narrative and statistical analysis of the
Lipper data that was prepared by BlackRock, which analyzed various fac-
tors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category and, for the Florida Fund, a customized peer group selected by
BlackRock. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the per-
formance of each Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that although BIF Arizona Municipal Money Fund (the
“Arizona Fund”), BIF California Municipal Money Fund (the “California
Fund”), BIF Connecticut Municipal Money Fund (the “Connecticut Fund”),
BIF New York Municipal Money Fund (the “New York Fund”) and BIF Ohio
Municipal Money Fund (the “Ohio Fund”) underperformed their respective
Peers in each of the one-, three- and five-year periods reported, such underperformance was within 5% of the Lipper Performance Universe median return of their respective Peers for at least two of the periods. The
Board and BlackRock discussed BlackRock’s strategy for improving the aforementioned Funds’ performance and BlackRock’s commitment to providing the resources necessary to assist the Funds’ portfolio managers and to improve the Funds’ performance.

The Board noted that, in general, the Florida Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Customized Lipper Peer Group in two of the one-year, three-year and since-inception periods reported.

The Board noted that BIF Massachusetts Municipal Money Fund (the
“Massachusetts Fund”) and BIF Pennsylvania Municipal Money Fund
(the “Pennsylvania Fund”) performed below the median of their respective
Lipper Performance Universe in each of the one-, three- and five-year peri-
ods reported. The Board and BlackRock reviewed the reasons for the afore-
mentioned Funds’ underperformance during these periods compared with their respective Peers. The Board was informed that, among other things, the aforementioned Funds’ portfolio managers substantially tightened Fund credit guidelines and increased the Funds’ normal overnight liquidity to near emergency levels during 2007, 2008 and 2009. This has negatively impacted the aforementioned Funds’ performance for the one-, three- and five-year periods. The Board and BlackRock discussed BlackRock’s strategy for improving the aforementioned Funds’ performance and BlackRock’s commitment to providing the resources necessary to assist the Funds’
portfolio managers and to improve the Funds’ performance.

46 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board noted that although BIF Michigan Municipal Money Fund (the
“Michigan Fund”), BIF New Jersey Municipal Money Fund (the “New Jersey
Fund”) and BIF North Carolina Municipal Money Fund (the “North Carolina
Fund”) underperformed their respective Peers in two of the one-, three- and five-year periods reported, underperformance for at least one of the periods was within 5% of the Lipper Performance Universe median return of their respective Peers. The Board and BlackRock discussed BlackRock’s strategy for improving the aforementioned Funds’ performance and BlackRock’s commitment to providing the resources necessary to assist the Funds’
portfolio managers and to improve the Funds’ performance.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Funds: The Board, including the Independent Board
Members, reviewed each Fund’s contractual advisory fee rate compared with the other funds in its Lipper category. It also compared each Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The
Board reviewed BlackRock’s profitability with respect to other fund com-
plexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading invest-
ment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating mar-
gins for BlackRock with respect to its registered funds are generally consis-
tent with margins earned by similarly situated publicly traded competitors.
In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-
traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the
Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed
BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment manage-
ment personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that each of the Arizona Fund’s and the Pennsylvania
Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s actual advisory fee rate, after giving effect to any expense reimbursements or fee waivers by BlackRock, was reasonable relative to the median actual advisory fee rate paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that the California Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s
Peers, in each case before taking into account any expense reimburse-
ments or fee waivers.

The Board noted that the Connecticut Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s
Peers, in each case before taking into account any expense reimburse-
ments or fee waivers. The Board also noted, however, that the Fund’s actual advisory fee rate, after giving effect to any expense reimbursements or fee waivers by BlackRock, and/or other parties if applicable, was lower than or equal to the median actual advisory fee rate paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that the Florida Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s contractual man-
agement fee rate (a combination of the advisory fee rate and the adminis-
tration fee rate, if any) was lower than or equal to the median contractual management fee rate paid by the Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers, and the Fund’s actual management fee rate (a combination of the advisory fee rate and the administration fee rate, if any), after giving effect to any expense reim-
bursements or fee waivers by BlackRock, and/or other parties if applicable, was lower than or equal to the median actual management fee rate paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that the Massachusetts Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the
Fund’s Peers, in each case before taking into account any expense reim-
bursements or fee waivers. The Board also noted, however, that the Fund’s actual total expenses, after giving effect to any expense reimbursement or fee waivers by BlackRock, and/or other parties if applicable, were reason-
able relative to the median actual total expenses paid by the Fund’s Peers, after giving effect to any expense reimbursement or fee waivers.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

The Board noted that the Michigan Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s
Peers, in each case before taking into account any expense reimburse-
ments or fee waivers. The Board also noted, however, that the Fund’s actual total expenses, after giving effect to any expense reimbursement or fee waivers by BlackRock, and/or other parties if applicable, were lower than or equal to the median actual total expenses paid by the Fund’s
Peers, after giving effect to any expense reimbursement or fee waivers.

The Board noted that each of the New Jersey Fund’s, the New York Fund’s, the North Carolina Fund’s and the Ohio Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s
Peers, in each case, before taking into account any expense reimburse-
ments or fee waivers. The Board also noted, however, that each Fund’s con-
tractual management fee rate (a combination of the advisory fee rate and the administration fee rate, if any) was reasonable relative to the median contractual management fee rate paid by the Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers.

The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operat-
ing expenses to enable the Funds to maintain minimum levels of daily net investment income. This waiver and/or reimbursement may be discontinued
at any time without notice.

D. Economies of Scale: The Board, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Funds.

E. Other Factors Deemed Relevant by the Board Members: The Board,
including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in
BlackRock’s profile in the investment advisory community, and the engage-
ment of BlackRock’s affiliates and significant shareholders as service providers to the Funds, including for administrative, transfer agency and distribution services. The Board also considered BlackRock’s overall opera-
tions and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisi-
tion of a complex of exchange-traded funds (“ETFs”) on December 1,
2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar prac-
tices. The Board received reports from BlackRock which included informa-
tion on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of each Fund are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2011 and the Sub-Advisory Agreements between the
Manager and the Sub-Advisor, with respect to each Fund, for a one-year term ending June 30, 2011. Based upon its evaluation of all of the afore-
mentioned factors in their totality, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each pertinent Fund and its shareholders. In arriving at a decision to approve the Agreements, the
Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors con-
sidered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and
BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’
conclusions may be based in part on their consideration of these arrangements in prior years.

48 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please con-
tact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Portfolio Schedule

Each Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are avail-
able on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 626-1960; (2) at
www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended
June 30 is available upon request and without charge (1) at www.black-
rock.com or by calling (800) 626-1960 and (2) on the SEC’s website at
http://www.sec.gov.

BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a con-
sumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the con-
fidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

50 BIF MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

#BIFSTATES-9/10

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Past performance results shown in this report should not be considered a representation of future performance. Total return information assumes reinvestment of all distributions.

For current month-end performance information, call (800) 626-1960. Each Fund’s current seven-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BIF Multi-State Municipal Series Trust

Date: December 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: December 1, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: December 1, 2010